Schedule of Investments (unaudited)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$2,950	$2,945,954
3.65%, 11/01/24 (Call 08/01/24)	1,472	1,468,040
		4,413,994
Aerospace & Defense — 1.7%
Boeing Co. (The)
1.17%, 02/04/23 (Call 08/29/22)(a)	597	589,494
1.43%, 02/04/24 (Call 08/09/22)	4,127	3,972,823
1.95%, 02/01/24	1,537	1,492,988
2.20%, 02/04/26 (Call 02/04/23)	7,017	6,533,880
2.70%, 02/01/27 (Call 12/01/26)	200	184,854
2.75%, 02/01/26 (Call 01/01/26)	1,965	1,877,698
3.10%, 05/01/26 (Call 03/01/26)	510	490,741
4.51%, 05/01/23 (Call 04/01/23)(a)	3,135	3,143,850
4.88%, 05/01/25 (Call 04/01/25)	5,298	5,377,972
5.04%, 05/01/27 (Call 03/01/27)	925	942,492
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	750	691,583
1.88%, 08/15/23 (Call 06/15/23)(a)	847	836,073
2.13%, 08/15/26 (Call 05/15/26)(a)	155	149,049
2.25%, 11/15/22 (Call 08/29/22)(a)	1,148	1,146,603
2.38%, 11/15/24 (Call 09/15/24)	865	850,315
3.25%, 04/01/25 (Call 03/01/25)	1,368	1,371,706
3.38%, 05/15/23 (Call 04/15/23)(a)	877	880,299
3.50%, 05/15/25 (Call 03/15/25)	1,303	1,316,662
3.50%, 04/01/27 (Call 02/01/27)	2,320	2,334,823
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	1,024	1,023,044
3.85%, 06/15/23 (Call 05/15/23)(a)	1,585	1,585,777
3.85%, 12/15/26 (Call 09/15/26)(a)	2,150	2,131,727
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)(a)	1,488	1,511,693
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,884	1,865,214
3.20%, 02/01/27 (Call 11/01/26)	23	22,633
3.25%, 08/01/23	2,018	2,016,373
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	160	155,209
3.13%, 05/04/27 (Call 02/04/27)	225	221,581
3.20%, 03/15/24 (Call 01/15/24)(a)	1,621	1,618,230
3.50%, 03/15/27 (Call 12/15/26)	3,295	3,299,302
3.95%, 08/16/25 (Call 06/16/25)	2,191	2,231,471
		51,866,159
Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,656	1,593,075
2.63%, 09/16/26 (Call 06/16/26)(a)	209	197,757
2.85%, 08/09/22	85	85,004
4.00%, 01/31/24	325	326,912
4.40%, 02/14/26 (Call 12/14/25)(a)	1,645	1,661,176
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,365	1,334,261
BAT Capital Corp.
2.76%, 08/15/22 (Call 08/09/22)	230	229,948
2.79%, 09/06/24 (Call 08/06/24)	1,515	1,466,560
3.22%, 08/15/24 (Call 06/15/24)	3,274	3,211,106
3.22%, 09/06/26 (Call 07/06/26)(a)	1,688	1,590,868
4.70%, 04/02/27 (Call 02/02/27)	774	762,895
	Par
Security	(000)	Value

Agriculture (continued)
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	$2,029	$1,835,785
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,297	1,209,446
3.25%, 08/15/26 (Call 05/15/26)	530	514,630
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,238	1,113,046
1.13%, 05/01/23	969	953,884
1.50%, 05/01/25 (Call 04/01/25)	1,175	1,114,285
2.13%, 05/10/23 (Call 03/10/23)(a)	749	741,879
2.38%, 08/17/22	918	918,008
2.50%, 08/22/22	981	980,302
2.50%, 11/02/22 (Call 10/02/22)	886	884,379
2.63%, 03/06/23	209	208,004
2.75%, 02/25/26 (Call 11/25/25)	727	702,792
2.88%, 05/01/24 (Call 04/01/24)	1,736	1,721,350
3.25%, 11/10/24	1,617	1,602,470
3.38%, 08/11/25 (Call 05/11/25)	1,543	1,534,081
3.60%, 11/15/23	305	306,416
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,899	2,905,373
4.85%, 09/15/23	844	851,228
US Bancorp., 4.55%, 07/22/28	1,210	1,241,876
		33,798,796
Airlines — 0.2%
Southwest Airlines Co.
4.75%, 05/04/23(a)	1,579	1,590,842
5.13%, 06/15/27 (Call 04/15/27)	1,790	1,854,655
5.25%, 05/04/25 (Call 04/04/25)	2,210	2,278,258
		5,723,755
Apparel — 0.3%
International Business Machines Corp., 4.15%, 07/27/27	1,020	1,042,371
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	531	527,994
2.38%, 11/01/26 (Call 08/01/26)	1,205	1,169,825
2.40%, 03/27/25 (Call 02/27/25)	1,753	1,727,587
2.75%, 03/27/27 (Call 01/27/27)	3,312	3,261,527
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,585	1,531,326
2.80%, 04/23/27 (Call 02/23/27)	615	590,671
		9,851,301
Auto Manufacturers — 3.4%
American Honda Finance Corp.
0.40%, 10/21/22	241	240,442
0.55%, 07/12/24(a)	1,539	1,455,570
0.65%, 09/08/23	292	284,319
0.75%, 08/09/24	885	837,767
0.88%, 07/07/23	689	673,574
1.00%, 09/10/25(a)	1,368	1,267,171
1.20%, 07/08/25	1,559	1,464,019
1.30%, 09/09/26(a)	852	785,736
1.50%, 01/13/25	1,350	1,291,673
1.95%, 05/10/23(a)	1,216	1,205,641
2.05%, 01/10/23	1,260	1,256,065
2.15%, 09/10/24	1,472	1,435,831
2.30%, 09/09/26	10	9,523
2.35%, 01/08/27	600	570,348
2.40%, 06/27/24	1,208	1,187,396
2.60%, 11/16/22(a)	1,003	1,003,223
2.90%, 02/16/24(a)	1,220	1,213,615

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.45%, 07/14/23	$809	$811,928
3.55%, 01/12/24(a)	1,393	1,398,694
3.63%, 10/10/23	1,555	1,563,481
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	859	797,333
3.65%, 10/01/23 (Call 07/01/23)(a)	493	494,744
General Motors Co.
4.00%, 04/01/25	417	415,867
4.88%, 10/02/23	1,451	1,466,773
5.40%, 10/02/23	1,698	1,730,847
6.13%, 10/01/25 (Call 09/01/25)	2,668	2,802,048
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,430	1,364,785
1.20%, 10/15/24	1,095	1,024,340
1.25%, 01/08/26 (Call 12/08/25)	1,911	1,721,606
1.50%, 06/10/26 (Call 05/10/26)	1,570	1,405,554
1.70%, 08/18/23	1,835	1,790,362
2.35%, 02/26/27 (Call 01/26/27)(a)	2,080	1,874,053
2.75%, 06/20/25 (Call 05/20/25)	1,708	1,635,274
2.90%, 02/26/25 (Call 01/26/25)	1,640	1,588,938
3.25%, 01/05/23 (Call 12/05/22)(a)	751	750,925
3.50%, 11/07/24 (Call 09/07/24)(a)	1,066	1,048,543
3.70%, 05/09/23 (Call 03/09/23)	2,175	2,171,650
3.80%, 04/07/25(a)	1,015	1,001,316
3.95%, 04/13/24 (Call 02/13/24)	1,641	1,638,853
4.00%, 01/15/25 (Call 10/15/24)	1,644	1,628,711
4.00%, 10/06/26 (Call 07/06/26)(a)	455	446,242
4.15%, 06/19/23 (Call 05/19/23)	1,615	1,618,365
4.25%, 05/15/23(a)	1,549	1,555,343
4.30%, 07/13/25 (Call 04/13/25)	1,315	1,319,660
4.35%, 04/09/25 (Call 02/09/25)	1,393	1,394,761
4.35%, 01/17/27 (Call 10/17/26)	925	909,617
5.00%, 04/09/27 (Call 03/09/27)	1,235	1,238,500
5.10%, 01/17/24 (Call 12/17/23)	1,786	1,814,091
5.25%, 03/01/26 (Call 12/01/25)	1,710	1,746,037
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	855	831,284
2.53%, 03/10/27 (Call 02/10/27)	895	857,048
Stellantis NV, 5.25%, 04/15/23	1,792	1,808,976
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,595	1,531,642
1.34%, 03/25/26 (Call 02/25/26)	1,441	1,344,798
2.36%, 07/02/24	780	767,745
3.42%, 07/20/23(a)	1,292	1,295,321
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	393	391,157
0.40%, 04/06/23(a)	993	976,349
0.45%, 01/11/24	1,265	1,218,266
0.50%, 08/14/23	1,731	1,683,853
0.50%, 06/18/24	1,435	1,362,539
0.63%, 09/13/24	1,335	1,263,398
0.80%, 10/16/25(a)	1,559	1,438,657
0.80%, 01/09/26	879	808,365
1.13%, 06/18/26(a)	1,820	1,684,421
1.35%, 08/25/23	1,296	1,272,914
1.45%, 01/13/25	1,535	1,468,229
1.80%, 02/13/25	1,796	1,727,987
1.90%, 01/13/27(a)	1,063	995,791
2.00%, 10/07/24(a)	706	686,369
2.15%, 09/08/22(a)	1,076	1,075,266
	Par
Security	(000)	Value

Auto Manufacturers (continued)
2.25%, 10/18/23	$728	$720,401
2.50%, 03/22/24	260	257,033
2.63%, 01/10/23	697	695,582
2.70%, 01/11/23	839	837,764
2.90%, 03/30/23(a)	1,026	1,024,983
2.90%, 04/17/24	882	876,955
3.00%, 04/01/25	1,387	1,375,574
3.05%, 03/22/27	1,130	1,113,266
3.20%, 01/11/27	3,660	3,620,971
3.35%, 01/08/24	841	844,276
3.40%, 04/14/25	499	499,461
3.45%, 09/20/23	973	976,637
3.95%, 06/30/25	825	837,668
		100,522,100
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	1,180	1,137,039
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	550	509,639
3.38%, 03/15/25 (Call 12/15/24)	1,165	1,145,612
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,487	1,483,315
4.15%, 10/01/25 (Call 07/01/25)	1,808	1,828,212
		6,103,817
Banks — 33.5%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	1,204	1,201,033
2.63%, 11/09/22(a)	611	610,552
3.70%, 11/16/25	1,613	1,622,129
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,455	1,408,286
1.13%, 09/18/25	1,150	1,054,632
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23),
(1 year CMT + 0.450%)(b)	1,985	1,917,691
1.72%, 09/14/27 (Call 09/14/26),
(1 year CMT + 0.900%)(b)	300	264,661
1.85%, 03/25/26	1,960	1,784,415
2.71%, 06/27/24	2,106	2,061,526
2.75%, 05/28/25	1,518	1,451,070
3.13%, 02/23/23(a)	1,635	1,630,162
3.50%, 03/24/25	1,610	1,598,146
3.85%, 04/12/23	1,845	1,846,478
3.89%, 05/24/24	1,965	1,970,651
4.18%, 03/24/28 (Call 03/24/27),
(1 year CMT + 2.000%)(b)	500	483,033
4.25%, 04/11/27	600	590,074
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	2,450	2,376,461
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	2,330	2,236,904
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	2,571	2,436,988
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	2,595	2,418,327
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	2,880	2,616,942
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	2,775	2,556,927
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(a)(b)	955	937,165
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(b)	1,355	1,269,081
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	6,570	5,960,041
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(b)	1,710	1,656,255
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	1,975	1,869,508

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(b)	$2,072	$1,989,724
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	1,900	1,766,430
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(b)	2,879	2,871,710
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(a)(b)	2,217	2,157,792
3.30%, 01/11/23(a)	120	120,250
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	1,545	1,509,832
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(b)	1,585	1,548,949
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(b)	1,670	1,650,904
3.50%, 04/19/26	2,187	2,184,267
3.55%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.780%)(b)	3,271	3,265,198
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	770	751,625
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(b)	2,080	2,074,327
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(b)	3,459	3,450,803
3.88%, 08/01/25	1,832	1,852,813
4.00%, 04/01/24	1,891	1,911,880
4.00%, 01/22/25	2,015	2,021,594
4.10%, 07/24/23(a)	1,958	1,970,870
4.13%, 01/22/24	3,441	3,490,826
4.20%, 08/26/24	3,105	3,141,598
4.25%, 10/22/26	190	191,437
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(b)	2,765	2,774,658
4.45%, 03/03/26	1,911	1,938,086
4.83%, 07/22/26 (Call 07/22/25), (SOFR + 1.750%)(b)	2,420	2,458,204
4.95%, 07/22/28 (Call 07/22/27), (SOFR + 2.040%)(b)	2,555	2,628,712
Series L, 3.95%, 04/21/25	2,550	2,551,085
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(b)	2,465	2,253,955
Bank of Montreal
0.40%, 09/15/23	1,332	1,290,173
0.45%, 12/08/23(a)	937	905,245
0.63%, 07/09/24	2,685	2,536,886
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	820	741,471
1.25%, 09/15/26	2,442	2,219,459
1.50%, 01/10/25	1,600	1,520,439
1.85%, 05/01/25	1,710	1,632,365
2.05%, 11/01/22	428	427,092
2.15%, 03/08/24	1,950	1,914,605
2.35%, 09/11/22(a)	677	676,850
2.50%, 06/28/24	2,295	2,252,063
2.55%, 11/06/22 (Call 10/06/22)(a)	923	923,273
2.65%, 03/08/27(a)	2,550	2,426,670
3.70%, 06/07/25	1,830	1,832,370
Series E, 3.30%, 02/05/24(a)	2,522	2,518,263
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	760	734,743
0.50%, 04/26/24 (Call 03/26/24)	723	688,491
0.75%, 01/28/26 (Call 12/28/25)	1,014	927,761
1.05%, 10/15/26 (Call 09/15/26)(a)	2,470	2,241,278
1.60%, 04/24/25 (Call 03/24/25)	907	864,357
1.85%, 01/27/23 (Call 01/02/23)(a)	993	991,932
1.95%, 08/23/22(a)	473	472,974
2.05%, 01/26/27 (Call 12/26/26)	1,290	1,209,630
	Par
Security	(000)	Value

Banks (continued)
2.10%, 10/24/24(a)	$1,880	$1,839,475
2.20%, 08/16/23 (Call 06/16/23)	1,308	1,295,471
2.45%, 08/17/26 (Call 05/17/26)	1,345	1,294,163
2.80%, 05/04/26 (Call 02/04/26)	830	814,575
2.95%, 01/29/23 (Call 12/29/22)	1,154	1,153,001
3.25%, 09/11/24 (Call 08/11/24)	800	798,774
3.25%, 05/16/27 (Call 02/16/27)	675	666,634
3.35%, 04/25/25 (Call 03/25/25)	910	909,349
3.40%, 05/15/24 (Call 04/15/24)(a)	583	583,270
3.43%, 06/13/25 (Call 06/13/24), (SOFR + 0.565%)(b)	510	508,110
3.45%, 08/11/23	811	813,935
3.50%, 04/28/23(a)	1,061	1,066,826
3.99%, 06/13/28 (Call 06/13/27), (SOFR + 1.151%)(b)	500	499,516
4.41%, 07/24/26	265	269,441
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	1,068	1,074,534
Series G, 3.00%, 02/24/25 (Call 01/24/25)	922	912,561
Series J, 0.85%, 10/25/24 (Call 09/25/24)	820	772,548
Bank of Nova Scotia (The)
0.40%, 09/15/23	905	875,848
0.55%, 09/15/23	672	651,082
0.65%, 07/31/24	1,115	1,051,712
0.70%, 04/15/24	2,310	2,199,993
1.05%, 03/02/26	1,287	1,174,059
1.30%, 06/11/25(a)	822	772,743
1.30%, 09/15/26	1,565	1,414,897
1.35%, 06/24/26	4,055	3,729,532
1.45%, 01/10/25(a)	770	731,907
1.63%, 05/01/23	766	758,294
1.95%, 02/01/23	107	106,403
1.95%, 02/02/27	1,375	1,264,194
2.00%, 11/15/22(a)	608	606,625
2.20%, 02/03/25	790	762,825
2.38%, 01/18/23(a)	751	749,281
2.44%, 03/11/24	1,540	1,515,132
2.45%, 09/19/22(a)	472	472,365
2.70%, 08/03/26	115	110,325
2.95%, 03/11/27	1,625	1,562,183
3.40%, 02/11/24	2,526	2,523,670
3.45%, 04/11/25	1,360	1,350,637
4.50%, 12/16/25	1,801	1,820,385
Barclays Bank PLC, 3.75%, 05/15/24(a)	1,165	1,159,643
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23),
(1 year CMT + 0.800%)(b)	2,175	2,069,346
2.28%, 11/24/27 (Call 11/24/26),
(1 year CMT + 1.050%)(b)	1,500	1,343,250
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(b)	2,832	2,685,780
3.65%, 03/16/25	2,256	2,218,480
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	2,662	2,618,521
4.34%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.356%)(b)	1,043	1,041,893
4.38%, 09/11/24	2,004	1,996,200
4.38%, 01/12/26	3,180	3,187,539
5.20%, 05/12/26	597	602,488
BNP Paribas SA
3.25%, 03/03/23(a)	926	925,411
4.25%, 10/15/24	1,578	1,584,648

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
BPCE SA
3.38%, 12/02/26	$890	$871,507
4.00%, 04/15/24	1,064	1,062,896
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	1,636	1,593,665
0.50%, 12/14/23	799	769,163
0.95%, 06/23/23(a)	1,409	1,378,777
0.95%, 10/23/25(a)	848	779,177
1.00%, 10/18/24	880	827,636
1.25%, 06/22/26	2,957	2,694,106
2.25%, 01/28/25	2,053	1,980,283
3.10%, 04/02/24	1,408	1,397,665
3.30%, 04/07/25	760	751,480
3.45%, 04/07/27(a)	310	304,148
3.50%, 09/13/23	1,244	1,249,324
3.95%, 08/04/25	760	761,417
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)(a)	2,070	2,078,373
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	2,531	2,427,942
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	1,995	1,888,716
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	799	717,643
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	1,755	1,642,721
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	3,110	2,797,268
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	3,218	3,166,327
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	3,585	3,414,713
2.70%, 10/27/22 (Call 09/27/22)(a)	1,731	1,731,318
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	2,800	2,655,747
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	3,463	3,367,273
3.20%, 10/21/26 (Call 07/21/26)	3,080	3,009,197
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(b)	1,410	1,377,978
3.30%, 04/27/25	1,311	1,303,616
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	3,888	3,839,003
3.40%, 05/01/26	2,535	2,499,184
3.50%, 05/15/23	1,779	1,783,248
3.70%, 01/12/26	2,722	2,721,202
3.75%, 06/16/24(a)	1,516	1,531,338
3.88%, 10/25/23	778	787,027
3.88%, 03/26/25	1,553	1,549,986
4.00%, 08/05/24(a)	30	30,171
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)(b)	1,690	1,691,459
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	1,180	1,181,529
4.30%, 11/20/26	1,245	1,259,142
4.40%, 06/10/25	3,152	3,182,203
4.60%, 03/09/26	2,065	2,103,881
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(b)	915	926,821
5.50%, 09/13/25	1,941	2,020,602
Citizens Bank N.A., 4.12%, 05/23/25 (Call 05/23/24),
(SOFR + 1.395%)(b)	660	659,279
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23
(Call 02/28/23)	565	566,526
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	897	859,207
3.75%, 02/18/26 (Call 11/18/25)	1,080	1,076,831
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/27/26)	508	487,842
Comerica Bank, 2.50%, 07/23/24	1,043	1,016,527
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,526	1,526,675
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,436	1,395,507

	Par
Security	(000)	Value

Banks (continued)
4.38%, 08/04/25	$2,059	$2,060,366
4.63%, 12/01/23	25	25,220
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24(a)	430	410,544
2.75%, 01/10/23(a)	897	896,159
Cooperatieve Rabobank U.A./NY
1.38%, 01/10/25	1,200	1,138,918
3.38%, 05/21/25	1,825	1,810,433
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,380	1,312,066
0.52%, 08/09/23	1,705	1,652,086
1.00%, 05/05/23(a)	2,561	2,507,726
1.25%, 08/07/26	2,580	2,295,946
2.95%, 04/09/25	1,936	1,864,026
3.63%, 09/09/24	3,738	3,687,841
3.70%, 02/21/25	2,740	2,703,183
Credit Suisse Group AG
3.75%, 03/26/25	3,349	3,248,439
3.80%, 06/09/23	2,409	2,400,342
4.55%, 04/17/26	2,150	2,112,697
Credit Suisse Group Funding Guernsey Ltd., 3.80%,
09/15/22	1,851	1,850,864
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	1,485	1,478,054
Deutsche Bank AG/New York NY
0.90%, 05/28/24	1,305	1,233,389
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(b)	810	759,937
1.69%, 03/19/26	770	702,483
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	375	336,694
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	2,788	2,693,548
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	1,075	934,218
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	945	829,464
3.30%, 11/16/22	1,167	1,166,348
3.70%, 05/30/24	1,094	1,079,703
3.95%, 02/27/23(a)	1,549	1,549,222
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	1,991	1,922,589
4.16%, 05/13/25(a)	250	251,052
6.12%, 07/14/26 (Call 07/14/25), (SOFR + 3.190%)(b)	2,060	2,098,614
Series E, 0.96%, 11/08/23	1,355	1,306,137
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	2,543	2,448,520
3.35%, 02/06/23 (Call 01/06/23)(a)	1,140	1,138,038
3.45%, 07/27/26 (Call 04/27/26)	1,570	1,500,940
4.20%, 08/08/23	1,603	1,609,521
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)(a)	830	818,688
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)(b)	100	91,012
2.38%, 01/28/25 (Call 12/28/24)	2,074	2,009,277
2.55%, 05/05/27 (Call 04/05/27)	75	70,342
3.65%, 01/25/24 (Call 12/25/23)	2,684	2,684,491
4.06%, 04/25/28 (Call 04/25/27), (SOFR + 1.355%)(b)	800	793,491
4.30%, 01/16/24 (Call 12/16/23)	1,343	1,354,914
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	1,078	1,073,476
2.25%, 02/01/27 (Call 01/01/27)	600	563,822
3.85%, 03/15/26 (Call 02/15/26)	265	263,066
3.95%, 07/28/25 (Call 06/28/25)(a)	1,540	1,559,844
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 09/08/22)	675	663,203
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	660	653,743
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	2,020	1,939,899

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(b)	$3,052	$2,989,883
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	1,700	1,562,631
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	2,390	2,295,085
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	395	356,651
1.22%, 12/06/23 (Call 12/06/22)	560	542,682
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	995	898,695
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	3,000	2,688,798
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	3,605	3,481,761
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	1,460	1,330,381
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	1,215	1,131,637
3.00%, 03/15/24	1,630	1,615,167
3.20%, 02/23/23 (Call 01/23/23)(a)	1,342	1,342,144
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	4,051	3,970,944
3.50%, 01/23/25 (Call 10/23/24)	3,120	3,114,436
3.50%, 04/01/25 (Call 03/01/25)	4,383	4,359,693
3.50%, 11/16/26 (Call 11/16/25)	2,265	2,219,046
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	840	816,185
3.63%, 01/22/23(a)	2,255	2,262,253
3.63%, 02/20/24 (Call 01/20/24)	2,289	2,292,956
3.75%, 05/22/25 (Call 02/22/25)	2,821	2,819,555
3.75%, 02/25/26 (Call 11/25/25)(a)	2,107	2,110,046
3.85%, 07/08/24 (Call 04/08/24)	1,821	1,829,632
3.85%, 01/26/27 (Call 01/26/26)	620	619,386
4.00%, 03/03/24	4,353	4,383,645
4.25%, 10/21/25	3,000	3,038,171
4.39%, 06/15/27 (Call 06/15/26), (SOFR + 1.510%)(b)	1,415	1,423,493
5.95%, 01/15/27	520	555,758
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	3,447	3,226,925
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	2,125	2,036,569
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	2,920	2,605,542
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	2,841	2,622,552
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	2,395	2,231,260
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	1,875	1,697,356
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	2,085	1,996,346
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(b)	200	192,433
3.03%, 11/22/23 (Call 11/22/22),
(3 mo. LIBOR US + 0.923%)(a)(b)	776	773,941
3.60%, 05/25/23	2,635	2,639,954
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	4,057	4,003,289
3.90%, 05/25/26	2,445	2,429,460
3.95%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 0.987%)(b)	2,552	2,542,943
4.18%, 12/09/25 (Call 12/09/24), (SOFR + 1.510%)(b)	1,345	1,334,184
4.25%, 03/14/24	3,019	3,015,811
4.25%, 08/18/25	1,637	1,625,507
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	810	799,696
4.30%, 03/08/26	3,478	3,499,107
4.38%, 11/23/26(a)	735	732,283
4.76%, 06/09/28 (Call 06/09/27), (SOFR + 2.110%)(b)	2,000	1,984,720
HSBC USA Inc.
3.50%, 06/23/24	1,254	1,246,167
3.75%, 05/24/24(a)	2,115	2,113,630
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,232	1,205,212
4.00%, 05/15/25 (Call 04/15/25)	1,205	1,214,538

	Par
Security	(000)	Value

Banks (continued)
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)	$885	$885,755
4.01%, 05/16/25 (Call 05/16/24), (SOFR + 1.205%)(b)	1,105	1,106,565
4.55%, 05/17/28 (Call 05/17/27), (SOFR + 1.650%)(b)	280	284,596
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)(b)	1,215	1,098,854
3.55%, 04/09/24	2,012	2,000,409
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(b)	1,095	1,081,674
3.95%, 03/29/27	1,650	1,617,805
4.10%, 10/02/23	2,317	2,329,280
Intesa Sanpaolo SpA, 5.25%, 01/12/24	272	273,750
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(b)	960	908,805
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	1,620	1,558,498
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	2,199	2,159,957
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	2,330	2,176,469
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(b)	2,035	1,913,944
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	3,910	3,676,967
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	920	826,253
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	1,050	946,884
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	700	626,487
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	630	617,643
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(b)	3,765	3,538,896
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	3,025	2,751,049
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	2,372	2,241,080
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	3,592	3,403,038
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	1,827	1,752,005
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	1,050	1,010,039
2.70%, 05/18/23 (Call 03/18/23)(a)	2,068	2,056,910
2.95%, 10/01/26 (Call 07/01/26)	3,595	3,499,475
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	2,495	2,360,209
3.13%, 01/23/25 (Call 10/23/24)	2,969	2,963,476
3.20%, 01/25/23(a)	3,157	3,158,891
3.20%, 06/15/26 (Call 03/15/26)	1,395	1,380,328
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(b)	2,636	2,602,361
3.25%, 09/23/22	2,932	2,934,731
3.30%, 04/01/26 (Call 01/01/26)	3,200	3,180,174
3.38%, 05/01/23	2,038	2,042,512
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(b)	601	599,972
3.63%, 05/13/24(a)	2,299	2,307,552
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(b)	2,974	2,967,400
3.85%, 06/14/25 (Call 06/14/24), (SOFR + 0.980%)(b)	5,000	4,985,301
3.88%, 02/01/24	1,377	1,394,158
3.88%, 09/10/24	3,824	3,845,887
3.90%, 07/15/25 (Call 04/15/25)	4,285	4,340,924
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	1,195	1,181,985
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(b)	3,475	3,478,229
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(b)	1,585	1,587,398
4.13%, 12/15/26	395	399,100
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	3,340	3,353,774
4.85%, 07/25/28 (Call 07/25/27), (SOFR + 1.990%)(b)	3,000	3,081,106
7.63%, 10/15/26	100	114,013
8.00%, 04/29/27(a)	15	17,489
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(b)	708	698,470

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.25%, 03/10/23(a)	$887	$875,838
2.30%, 09/14/22	812	811,737
3.38%, 03/07/23(a)	1,074	1,073,976
KeyBank NA/Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	500	486,498
3.30%, 06/01/25(a)	1,380	1,368,186
3.40%, 05/20/26	1,330	1,296,207
KeyCorp, 3.88%, 05/23/25 (Call 05/23/24),
(SOFR + 1.250%)(b)	1,390	1,386,513
KeyCorp.
2.25%, 04/06/27	450	417,588
4.15%, 10/29/25(a)	1,000	1,011,643
Lloyds Bank PLC, 2.25%, 08/14/22	360	359,931
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23),
(1 year CMT + 0.550%)(b)	915	888,241
1.63%, 05/11/27 (Call 05/11/26),
(1 year CMT + 0.850%)(b)	280	252,016
2.44%, 02/05/26 (Call 02/05/25),
(1 year CMT + 1.000%)(b)	1,681	1,601,722
2.91%, 11/07/23 (Call 11/07/22),
(3 mo. LIBOR US + 0.810%)(b)	1,595	1,588,596
3.51%, 03/18/26 (Call 03/18/25),
(1 year CMT + 1.600%)(b)	1,625	1,590,056
3.75%, 01/11/27	960	937,371
3.75%, 03/18/28 (Call 03/18/27),
(1 year CMT + 1.800%)(b)	1,500	1,449,234
3.87%, 07/09/25 (Call 07/09/24),
(1 year CMT + 3.500%)(b)	2,083	2,061,831
3.90%, 03/12/24	2,669	2,670,386
4.05%, 08/16/23	2,466	2,472,045
4.45%, 05/08/25	2,080	2,089,860
4.50%, 11/04/24	1,402	1,399,066
4.58%, 12/10/25	718	710,190
4.65%, 03/24/26	762	755,116
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,327	1,326,534
Manufacturers & Traders Trust Co., 2.90%, 02/06/25
(Call 01/06/25)	1,555	1,528,266
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23),
(1 year CMT + 0.680%)(b)	1,647	1,588,301
0.95%, 07/19/25 (Call 07/19/24)(b)	2,375	2,224,927
0.96%, 10/11/25 (Call 10/11/24)(b)	965	896,453
1.41%, 07/17/25	2,089	1,946,704
1.54%, 07/20/27 (Call 07/20/26)(b)	2,225	1,990,526
1.64%, 10/13/27 (Call 10/13/26)(b)	200	179,647
2.19%, 02/25/25	3,282	3,138,698
2.34%, 01/19/28 (Call 01/19/27)(b)	1,680	1,537,054
2.53%, 09/13/23(a)	494	488,551
2.76%, 09/13/26	127	120,514
2.80%, 07/18/24	1,083	1,060,307
3.41%, 03/07/24	2,326	2,313,761
3.46%, 03/02/23(a)	723	722,956
3.68%, 02/22/27	50	49,129
3.76%, 07/26/23(a)	2,207	2,216,350
3.78%, 03/02/25	796	789,788
3.84%, 04/17/26 (Call 04/17/25)(b)	475	471,125
3.85%, 03/01/26	2,553	2,535,807
4.08%, 04/19/28 (Call 04/19/27)(b)	1,700	1,677,799
4.79%, 07/18/25 (Call 07/18/24)(b)	860	869,187
	Par
Security	(000)	Value

Banks (continued)
5.02%, 07/20/28 (Call 07/20/27)(b)	$700	$719,319
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	1,902	1,834,135
1.23%, 05/22/27 (Call 05/22/26)(b)	1,885	1,667,516
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	2,116	2,058,966
1.55%, 07/09/27 (Call 07/09/26)(b)	625	557,207
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	1,805	1,699,971
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	1,180	1,134,743
2.60%, 09/11/22(a)	1,085	1,084,783
2.65%, 05/22/26 (Call 05/22/25)(a)(b)	1,400	1,337,863
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	1,970	1,907,779
2.84%, 09/13/26	510	480,715
3.55%, 03/05/23	572	572,877
3.66%, 02/28/27	515	499,168
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(b)	1,893	1,887,083
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	2,940	2,894,027
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)(b)	972	963,387
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.616%)(b)	247	241,588
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	1,398	1,329,289
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	2,365	2,220,726
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	1,970	1,769,820
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	2,980	2,782,204
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	2,705	2,442,726
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	1,300	1,184,774
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	6,020	5,736,766
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	1,740	1,617,506
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	6,000	5,784,224
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	1,384	1,346,626
3.13%, 01/23/23	3,205	3,206,064
3.13%, 07/27/26	1,315	1,286,579
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	1,725	1,709,558
3.63%, 01/20/27	4,400	4,396,743
3.70%, 10/23/24	3,681	3,699,107
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(b)	110	109,813
3.75%, 02/25/23(a)	2,405	2,411,100
3.88%, 01/27/26	4,585	4,614,258
3.95%, 04/23/27	2,125	2,097,585
4.00%, 07/23/25	3,799	3,834,673
4.10%, 05/22/23(a)	2,880	2,895,222
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	985	984,053
4.35%, 09/08/26	1,705	1,719,177
4.68%, 07/17/26 (Call 07/17/25), (SOFR + 1.669%)(b)	1,790	1,819,154
4.88%, 11/01/22	2,354	2,364,801
5.00%, 11/24/25	2,750	2,831,079
6.25%, 08/09/26	850	922,684
Series F, 3.88%, 04/29/24	4,417	4,444,867
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(b)	5,009	4,652,510
National Australia Bank Ltd., 3.91%, 06/09/27(a)	825	832,375
National Australia Bank Ltd./New York
1.88%, 12/13/22	890	886,904
2.50%, 07/12/26(a)	1,005	965,835
2.88%, 04/12/23	340	339,223
3.00%, 01/20/23(a)	714	713,473
3.38%, 01/14/26	1,545	1,536,541
3.63%, 06/20/23(a)	535	536,880

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
National Australia Bank Ltd/New York, 3.50%, 06/09/25(a)	$1,110	$1,109,679
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	1,640	1,569,706
0.75%, 08/06/24	1,240	1,163,837
2.10%, 02/01/23(a)	440	437,834
3.75%, 06/09/25 (Call 06/09/24), (SOFR + 1.009%)(b)	1,530	1,520,702
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(b)	2,233	2,197,166
6.13%, 12/15/22(a)	668	672,472
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	900	802,398
3.88%, 09/12/23	2,245	2,240,672
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	3,176	3,154,340
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(a)(b)	2,240	2,234,408
4.80%, 04/05/26	2,493	2,519,503
5.13%, 05/28/24	1,111	1,115,657
5.52%, 09/30/28 (Call 09/30/27)(b)	430	440,568
6.00%, 12/19/23	1,045	1,063,174
Northern Trust Corp.
2.38%, 08/02/22(a)	475	475,000
3.95%, 10/30/25(a)	1,610	1,635,494
4.00%, 05/10/27 (Call 04/10/27)	2,105	2,165,047
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	1,048	1,048,535
2.95%, 01/30/23 (Call 12/30/22)	916	914,548
2.95%, 02/23/25 (Call 01/24/25)	1,080	1,060,635
3.25%, 06/01/25 (Call 05/02/25)	1,377	1,365,832
3.30%, 10/30/24 (Call 09/30/24)(a)	946	939,672
3.50%, 06/08/23 (Call 05/09/23)	904	906,321
3.88%, 04/10/25 (Call 03/10/25)	1,105	1,104,702
4.20%, 11/01/25 (Call 10/02/25)	900	905,284
2.50%, 08/27/24 (Call 07/27/24)	956	937,409
PNC Bank NA, 3.80%, 07/25/23 (Call 06/25/23)	939	942,117
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	1,965	1,790,127
2.20%, 11/01/24 (Call 10/02/24)	1,983	1,931,648
2.60%, 07/23/26 (Call 05/23/26)	655	631,497
2.85%, 11/09/22(c)	429	429,061
3.15%, 05/19/27 (Call 04/19/27)(a)	550	535,912
3.50%, 01/23/24 (Call 12/23/23)	1,872	1,878,556
3.90%, 04/29/24 (Call 03/29/24)	1,785	1,792,271
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)(a)	784	756,371
Royal Bank of Canada
0.43%, 01/19/24(a)	884	845,234
0.50%, 10/26/23(a)	607	587,965
0.65%, 07/29/24	1,615	1,525,888
0.75%, 10/07/24(a)	1,440	1,350,746
0.88%, 01/20/26	1,104	1,004,373
1.15%, 06/10/25	1,166	1,088,849
1.15%, 07/14/26	2,177	1,975,258
1.20%, 04/27/26	1,707	1,560,815
1.40%, 11/02/26	1,995	1,810,617
1.60%, 04/17/23	729	721,680
1.60%, 01/21/25	580	551,456
1.95%, 01/17/23(a)	1,114	1,108,306
2.05%, 01/21/27	1,064	990,029
2.25%, 11/01/24	1,909	1,860,671
	Par
Security	(000)	Value

Banks (continued)
2.55%, 07/16/24	$1,788	$1,752,175
3.38%, 04/14/25	1,615	1,604,252
3.63%, 05/04/27(a)	2,190	2,166,531
3.70%, 10/05/23	1,815	1,825,231
3.97%, 07/26/24	970	971,786
4.24%, 08/03/27	1,020	1,032,460
4.65%, 01/27/26	1,899	1,937,559
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	530	471,138
3.24%, 10/05/26 (Call 08/05/26)	730	692,268
3.40%, 01/18/23 (Call 12/18/22)	1,033	1,030,989
3.45%, 06/02/25 (Call 05/02/25)	808	783,135
3.50%, 06/07/24 (Call 05/07/24)	3,400	3,362,748
4.26%, 06/09/25 (Call 06/09/24), (SOFR + 1.380%)(b)	1,440	1,423,166
4.40%, 07/13/27 (Call 04/14/27)	325	317,408
4.50%, 07/17/25 (Call 04/17/25)	1,456	1,460,340
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	955	898,511
1.53%, 08/21/26 (Call 08/21/25)(b)	1,102	995,360
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	1,905	1,684,862
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(b)	300	269,929
3.37%, 01/05/24 (Call 01/05/23),
(3 mo. LIBOR US + 1.080%)(b)	684	680,964
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(b)	2,331	2,330,618
Santander UK PLC, 4.00%, 03/13/24	1,982	1,990,378
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	225	205,631
2.65%, 05/19/26	760	737,861
3.30%, 12/16/24(a)	2,328	2,338,552
3.55%, 08/18/25	3,236	3,257,322
3.70%, 11/20/23	1,241	1,252,117
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	200	199,813
3.40%, 07/11/24	1,175	1,165,194
3.65%, 07/23/25	40	39,652
3.95%, 07/19/23	275	275,993
3.95%, 01/10/24	825	827,481
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	220	210,258
0.95%, 01/12/26	1,129	1,019,903
1.40%, 09/17/26	3,235	2,913,941
1.47%, 07/08/25	3,745	3,495,637
2.17%, 01/14/27(a)	660	607,965
2.35%, 01/15/25(a)	2,239	2,156,193
2.45%, 09/27/24	2,645	2,565,476
2.63%, 07/14/26(a)	3,105	2,956,392
2.70%, 07/16/24	3,820	3,736,278
2.78%, 10/18/22(a)	1,809	1,808,713
3.01%, 10/19/26	650	626,300
3.10%, 01/17/23(a)	439	438,732
3.36%, 07/12/27	625	603,691
3.45%, 01/11/27(a)	495	481,610
3.75%, 07/19/23(a)	868	870,820
3.78%, 03/09/26	2,980	2,970,198
3.94%, 10/16/23	2,065	2,076,717
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)	555	503,310
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,861	1,871,938
Toronto-Dominion Bank (The)
0.25%, 01/06/23(a)	520	514,166

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
0.30%, 06/02/23	$1,681	$1,639,311
0.45%, 09/11/23	1,519	1,474,259
0.55%, 03/04/24	1,867	1,784,347
0.70%, 09/10/24	810	763,954
0.75%, 06/12/23	1,192	1,166,273
0.75%, 09/11/25(a)	900	824,548
0.75%, 01/06/26	1,294	1,175,833
1.15%, 06/12/25	1,186	1,109,104
1.20%, 06/03/26	885	807,169
1.25%, 12/13/24	1,340	1,267,428
1.25%, 09/10/26	2,020	1,828,187
1.45%, 01/10/25	975	927,751
1.90%, 12/01/22(a)	1,356	1,352,239
1.95%, 01/12/27	1,150	1,067,783
2.35%, 03/08/24	1,850	1,819,005
2.65%, 06/12/24	2,626	2,587,294
2.80%, 03/10/27	2,635	2,521,848
3.25%, 03/11/24	3,300	3,287,979
3.50%, 07/19/23	1,470	1,471,805
3.77%, 06/06/25	2,145	2,152,857
4.11%, 06/08/27	1,550	1,566,138
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	750	742,489
1.50%, 03/10/25 (Call 02/10/25)	1,905	1,814,890
2.15%, 12/06/24 (Call 11/05/24)	2,627	2,542,130
2.75%, 05/01/23 (Call 04/01/23)	668	665,349
3.00%, 02/02/23 (Call 01/02/23)(a)	802	802,379
3.20%, 04/01/24 (Call 03/01/24)	2,282	2,279,910
3.30%, 05/15/26 (Call 04/15/26)	1,030	1,009,527
3.63%, 09/16/25 (Call 08/16/25)	1,800	1,794,556
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(b)	837	835,757
3.80%, 10/30/26 (Call 09/30/26)	1,165	1,159,081
4.05%, 11/03/25 (Call 09/03/25)	588	597,770
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	886	823,701
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	1,318	1,207,376
2.20%, 03/16/23 (Call 02/13/23)	620	616,522
2.50%, 08/01/24 (Call 07/01/24)	1,878	1,843,317
2.85%, 10/26/24 (Call 09/26/24)	2,016	1,997,857
3.70%, 06/05/25 (Call 05/05/25)	1,517	1,528,172
3.75%, 12/06/23 (Call 11/06/23)	1,632	1,649,340
4.00%, 05/01/25 (Call 03/01/25)(a)	1,777	1,790,472
4.12%, 06/06/28 (Call 06/06/27), (SOFR + 1.368%)(b)	180	180,696
4.26%, 07/28/26 (Call 07/28/25), (SOFR + 1.456%)(b)	2,000	2,015,216
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	2,125	2,028,991
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	2,600	2,428,472
2.40%, 07/30/24 (Call 06/28/24)	2,084	2,051,815
3.10%, 04/27/26 (Call 03/27/26)	750	737,069
3.38%, 02/05/24 (Call 01/05/24)	1,590	1,594,927
3.60%, 09/11/24 (Call 08/11/24)	1,441	1,453,644
3.70%, 01/30/24 (Call 12/29/23)	770	776,611
3.95%, 11/17/25 (Call 10/17/25)(a)	1,030	1,051,731
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	469	452,784
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	50	49,392
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)(a)	680	677,424
2.85%, 01/23/23 (Call 12/23/22)(a)	606	606,287
	Par
Security	(000)	Value

Banks (continued)
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	$786	$762,135
2.80%, 01/27/25 (Call 12/27/24)(a)	1,113	1,096,463
3.40%, 07/24/23 (Call 06/23/23)	1,399	1,402,060
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(b)	4,910	4,630,256
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(b)	3,256	3,195,243
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(b)	4,826	4,604,870
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	3,838	3,639,982
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	4,799	4,618,614
3.00%, 02/19/25(a)	3,791	3,752,797
3.00%, 04/22/26	5,088	4,949,104
3.00%, 10/23/26	1,895	1,838,969
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	375	360,447
3.30%, 09/09/24(a)	3,866	3,860,021
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	980	948,133
3.55%, 09/29/25	3,830	3,817,207
3.75%, 01/24/24 (Call 12/22/23)	4,973	4,998,335
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(b)	3,035	3,015,457
4.10%, 06/03/26	1,747	1,751,594
4.13%, 08/15/23	2,185	2,195,797
4.30%, 07/22/27	825	836,155
4.48%, 01/16/24	453	458,817
4.81%, 07/25/28	2,065	2,110,895
Westpac Banking Corp.
1.02%, 11/18/24	1,845	1,747,797
1.15%, 06/03/26	2,185	1,996,443
2.00%, 01/13/23	912	908,261
2.35%, 02/19/25(a)	1,266	1,236,802
2.70%, 08/19/26	1,730	1,674,221
2.75%, 01/11/23(a)	492	491,610
2.85%, 05/13/26	1,260	1,230,772
3.30%, 02/26/24(a)	2,397	2,398,688
3.35%, 03/08/27	1,165	1,152,386
3.65%, 05/15/23(a)	1,124	1,127,521
3.74%, 08/26/25(a)	1,300	1,306,618
		1,003,690,275
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	5,344	5,375,392
Coca-Cola Co. (The)
1.45%, 06/01/27	765	713,856
1.75%, 09/06/24(a)	1,516	1,481,477
2.90%, 05/25/27	355	352,007
3.38%, 03/25/27(a)	2,345	2,386,375
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	395	384,998
3.60%, 05/09/24	1,650	1,650,156
3.70%, 12/06/26 (Call 09/06/26)	410	405,705
4.35%, 05/09/27 (Call 04/09/27)	685	694,182
4.40%, 11/15/25 (Call 09/15/25)	1,044	1,063,886
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,610	1,515,637
2.13%, 10/24/24 (Call 09/24/24)	1,602	1,555,292
2.63%, 04/29/23 (Call 01/29/23)(a)	1,833	1,828,048
3.50%, 09/18/23 (Call 08/18/23)	792	795,032
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 08/29/22)(a)	1,640	1,568,857

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
3.13%, 12/15/23 (Call 10/15/23)	$695	$693,543
3.40%, 11/15/25 (Call 08/15/25)	1,162	1,153,470
4.42%, 05/25/25 (Call 03/25/25)	787	801,393
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	2,460	2,348,342
PepsiCo Inc.
0.40%, 10/07/23	800	776,985
0.75%, 05/01/23(a)	609	600,522
2.25%, 03/19/25 (Call 02/19/25)	2,204	2,162,994
2.38%, 10/06/26 (Call 07/06/26)	80	78,100
2.63%, 03/19/27 (Call 01/19/27)	2,630	2,574,530
2.75%, 03/01/23(a)	362	362,129
2.75%, 04/30/25 (Call 01/30/25)	496	493,481
2.85%, 02/24/26 (Call 11/24/25)(a)	475	474,196
3.50%, 07/17/25 (Call 04/17/25)(a)	498	504,231
3.60%, 03/01/24 (Call 12/01/23)	2,174	2,191,238
3.60%, 02/18/28	1,425	1,453,205
		38,439,259
Biotechnology — 1.0%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	986	952,169
2.20%, 02/21/27 (Call 12/21/26)	1,462	1,384,803
2.25%, 08/19/23 (Call 06/19/23)(a)	1,819	1,801,213
2.60%, 08/19/26 (Call 05/19/26)(a)	2,895	2,808,251
3.13%, 05/01/25 (Call 02/01/25)(a)	1,463	1,449,915
3.63%, 05/22/24 (Call 02/22/24)	1,390	1,397,373
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,548	1,552,227
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,430	1,439,133
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 08/09/22)	1,621	1,574,699
2.50%, 09/01/23 (Call 07/01/23)	1,289	1,279,192
2.95%, 03/01/27 (Call 12/01/26)	970	943,076
3.50%, 02/01/25 (Call 11/01/24)	2,582	2,594,024
3.65%, 03/01/26 (Call 12/01/25)(a)	4,183	4,194,796
3.70%, 04/01/24 (Call 01/01/24)	2,768	2,789,618
Illumina Inc., 0.55%, 03/23/23	365	358,196
Royalty Pharma PLC
0.75%, 09/02/23	1,109	1,071,901
1.20%, 09/02/25 (Call 08/02/25)	1,872	1,719,983
		29,310,569
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,161	1,119,802
2.49%, 02/15/27 (Call 12/15/26)	490	459,572
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	1,093	1,097,848
4.00%, 06/15/25 (Call 03/15/25)	750	750,094
		3,427,316
Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	1,456	1,384,522
1.85%, 05/15/27 (Call 03/15/27)	565	528,608
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	1,240	1,249,083
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	912	895,538
4.63%, 11/15/22	477	479,970
5.90%, 07/05/24	1,625	1,636,746
6.05%, 03/15/25	1,395	1,405,974
6.17%, 07/15/27 (Call 06/15/27)	2,450	2,489,572
	Par
Security	(000)	Value

Chemicals (continued)
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	$4,328	$4,369,325
4.49%, 11/15/25 (Call 09/15/25)	1,925	1,975,905
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,111	1,105,742
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	165	160,167
1.65%, 02/01/27 (Call 01/01/27)(a)	755	707,142
2.70%, 11/01/26 (Call 08/01/26)(a)	385	377,984
EI du Pont de Nemours and Co., 1.70%, 07/15/25
(Call 06/15/25)	1,238	1,182,776
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	205	198,027
Linde Inc./CT
2.70%, 02/21/23 (Call 11/21/22)(a)	170	169,339
3.20%, 01/30/26 (Call 10/30/25)	1,418	1,422,193
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(a)	75	72,787
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/15/24)	1,763	1,807,249
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	350	349,992
4.25%, 11/15/23 (Call 08/15/23)	326	328,622
Nutrien Ltd., 1.90%, 05/13/23	486	480,439
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	1,072	979,597
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	1,292	1,284,405
3.45%, 06/01/27 (Call 03/01/27)(a)	1,225	1,208,427
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	905	894,157
		29,144,288
Commercial Services — 0.9%
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)	1,026	1,040,027
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	215	216,991
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	1,435	1,391,319
3.30%, 12/15/22 (Call 09/15/22)(a)	507	506,397
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,596	2,332,640
1.50%, 11/15/24 (Call 10/15/24)	275	259,165
2.15%, 01/15/27 (Call 12/15/26)	1,260	1,141,782
2.65%, 02/15/25 (Call 01/15/25)	832	800,395
3.75%, 06/01/23 (Call 03/01/23)	1,087	1,084,041
4.00%, 06/01/23 (Call 05/01/23)	1,121	1,120,840
4.80%, 04/01/26 (Call 01/01/26)	521	526,074
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(a)	996	992,379
3.75%, 03/24/25 (Call 02/24/25)(a)	812	816,583
4.88%, 02/15/24 (Call 11/15/23)(a)	1,044	1,063,679
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,751	1,682,274
2.40%, 10/01/24 (Call 09/01/24)	2,040	2,008,542
2.65%, 10/01/26 (Call 08/01/26)(a)	2,470	2,406,358
3.90%, 06/01/27 (Call 05/01/27)(a)	560	568,877
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)	2,270	2,113,948
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	955	953,805
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(d)	2,645	2,528,656
2.70%, 03/01/29 (Call 01/01/29)(d)	100	94,206
2.95%, 01/22/27 (Call 10/22/26)(a)	935	914,018
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	978	981,618

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	$516	$488,924
		28,033,538
Computers — 3.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,993	1,851,193
0.70%, 02/08/26 (Call 01/08/26)	3,545	3,275,961
0.75%, 05/11/23	1,402	1,379,205
1.13%, 05/11/25 (Call 04/11/25)	3,272	3,109,049
1.70%, 09/11/22	856	855,262
1.80%, 09/11/24 (Call 08/11/24)	1,972	1,930,173
2.05%, 09/11/26 (Call 07/11/26)	1,010	971,090
2.10%, 09/12/22 (Call 08/15/22)	1,545	1,544,377
2.40%, 01/13/23 (Call 12/13/22)(a)	543	542,282
2.40%, 05/03/23(a)	5,232	5,202,473
2.45%, 08/04/26 (Call 05/04/26)	2,225	2,180,152
2.50%, 02/09/25	2,145	2,124,432
2.75%, 01/13/25 (Call 11/13/24)	1,773	1,760,951
2.85%, 02/23/23 (Call 12/23/22)(a)	1,988	1,987,233
2.85%, 05/11/24 (Call 03/11/24)	3,045	3,032,578
3.00%, 02/09/24 (Call 12/09/23)	2,949	2,949,341
3.00%, 06/20/27 (Call 03/20/27)(a)	230	230,716
3.20%, 05/13/25(a)	3,195	3,217,573
3.20%, 05/11/27 (Call 02/11/27)(a)	1,470	1,481,040
3.25%, 02/23/26 (Call 11/23/25)	4,615	4,659,295
3.35%, 02/09/27 (Call 11/09/26)	4,460	4,519,564
3.45%, 05/06/24	3,648	3,677,625
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	1,638	1,646,523
4.90%, 10/01/26 (Call 08/01/26)	2,835	2,903,324
5.45%, 06/15/23 (Call 04/15/23)	2,031	2,053,658
5.85%, 07/15/25 (Call 06/15/25)	1,892	1,983,243
6.02%, 06/15/26 (Call 03/15/26)(a)	5,195	5,519,826
6.10%, 07/15/27 (Call 05/15/27)	310	332,254
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	865	777,066
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,238	1,111,012
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,778	1,721,638
1.75%, 04/01/26 (Call 03/01/26)(a)	1,805	1,681,638
2.25%, 04/01/23 (Call 03/01/23)(a)	529	525,536
4.40%, 10/15/22 (Call 08/15/22)	1,702	1,703,032
4.45%, 10/02/23 (Call 09/02/23)	1,723	1,738,611
4.90%, 10/15/25 (Call 07/15/25)	2,385	2,450,525
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	1,847	1,687,388
2.20%, 06/17/25 (Call 05/17/25)	2,026	1,939,985
3.00%, 06/17/27 (Call 04/17/27)(a)	185	175,809
4.05%, 09/15/22	674	674,494
4.75%, 01/15/28 (Call 12/15/27)	300	304,196
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,965	1,809,756
1.88%, 08/01/22	1,136	1,136,000
2.20%, 02/09/27 (Call 01/09/27)	515	485,906
2.88%, 11/09/22	997	996,478
3.00%, 05/15/24	3,523	3,506,454
3.30%, 05/15/26	4,250	4,233,799
3.30%, 01/27/27(a)	510	506,682
3.38%, 08/01/23	1,818	1,818,525
3.45%, 02/19/26	1,419	1,424,849
3.63%, 02/12/24	3,153	3,167,444
	Par
Security	(000)	Value

Computers (continued)
4.00%, 07/27/25	$700	$709,684
7.00%, 10/30/25	285	315,507
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(d)	2,030	1,730,068
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(a)	940	933,069
3.63%, 05/15/25 (Call 04/15/25)	1,095	1,082,767
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,551	1,472,082
2.38%, 06/22/27 (Call 04/22/27)	520	486,928
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	2,270	2,232,271
		111,459,592
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	104	103,668
3.25%, 03/15/24(a)	732	732,548
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)(a)	1,516	1,475,115
3.15%, 03/15/27 (Call 12/15/26)	85	84,699
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(d)	2,075	2,046,677
GSK Consumer Healthcare Capital US LLC, 3.38%, 03/24/27 (Call 02/24/27)(d)	2,910	2,857,104
GSK Consumer Healthcare Capital US LLC., 3.02%, 03/24/24 (Call 03/24/23)(d)	515	508,943
Procter & Gamble Co. (The)
0.55%, 10/29/25	887	822,240
1.00%, 04/23/26	482	451,495
1.90%, 02/01/27(a)	610	585,274
2.15%, 08/11/22	795	794,833
2.45%, 11/03/26	815	798,028
2.70%, 02/02/26	1,180	1,177,650
2.80%, 03/25/27	2,235	2,212,400
3.10%, 08/15/23	369	369,199
Unilever Capital Corp.
0.38%, 09/14/23	355	344,314
0.63%, 08/12/24 (Call 08/29/22)	485	461,353
2.00%, 07/28/26	100	95,408
2.60%, 05/05/24 (Call 03/05/24)(a)	1,623	1,608,305
2.90%, 05/05/27 (Call 02/05/27)	2,010	1,972,896
3.10%, 07/30/25	890	887,893
3.13%, 03/22/23 (Call 02/22/23)	628	628,539
3.25%, 03/07/24 (Call 02/07/24)	1,481	1,484,676
		22,503,257
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	1,251	1,205,773

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	2,420	2,321,611
1.65%, 10/29/24 (Call 09/29/24)	770	716,139
1.75%, 01/30/26 (Call 12/30/25)	1,335	1,184,285
2.45%, 10/29/26 (Call 09/29/26)	6,565	5,847,410
2.88%, 08/14/24 (Call 07/14/24)(a)	1,148	1,101,298
3.15%, 02/15/24 (Call 01/15/24)	792	769,872
3.30%, 01/23/23 (Call 12/23/22)	1,022	1,019,619
3.50%, 01/15/25 (Call 11/15/24)	1,074	1,034,413
3.65%, 07/21/27 (Call 04/21/27)	200	185,506
4.13%, 07/03/23 (Call 06/03/23)	1,529	1,521,455
4.45%, 10/01/25 (Call 08/01/25)(a)	365	356,818
4.45%, 04/03/26 (Call 02/03/26)	1,070	1,044,031

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.50%, 09/15/23 (Call 08/15/23)	$1,724	$1,721,058
4.88%, 01/16/24 (Call 12/16/23)	1,211	1,212,072
6.50%, 07/15/25 (Call 06/15/25)(a)	1,602	1,656,512
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	880	816,014
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)(a)	914	863,048
0.80%, 08/18/24 (Call 07/18/24)	775	718,572
1.88%, 08/15/26 (Call 07/15/26)	3,432	3,057,676
2.20%, 01/15/27 (Call 12/15/26)(a)	275	244,861
2.25%, 01/15/23	1,048	1,039,541
2.30%, 02/01/25 (Call 01/01/25)(a)	1,034	977,350
2.75%, 01/15/23 (Call 12/15/22)(a)	1,030	1,024,509
2.88%, 01/15/26 (Call 12/15/25)(a)	1,765	1,656,783
3.00%, 09/15/23 (Call 07/15/23)	432	425,983
3.25%, 03/01/25 (Call 01/01/25)	895	866,238
3.38%, 07/01/25 (Call 06/01/25)	1,288	1,241,127
3.63%, 04/01/27 (Call 01/01/27)	263	247,802
3.75%, 06/01/26 (Call 04/01/26)	530	507,916
3.88%, 07/03/23 (Call 06/03/23)	1,115	1,111,688
4.25%, 02/01/24 (Call 01/01/24)	1,382	1,376,180
4.25%, 09/15/24 (Call 06/15/24)	877	866,853
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	325	317,385
4.25%, 06/15/26 (Call 04/15/26)	885	835,466
4.40%, 09/25/23 (Call 08/25/23)(a)	135	134,066
5.00%, 04/01/23	1,003	1,009,874
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,737	1,688,444
3.05%, 06/05/23 (Call 05/05/23)	928	921,448
3.88%, 05/21/24 (Call 04/21/24)	1,245	1,236,857
4.63%, 03/30/25	1,041	1,053,492
4.75%, 06/09/27 (Call 05/09/27)	785	776,121
5.13%, 09/30/24	1,435	1,463,708
5.80%, 05/01/25 (Call 04/01/25)(a)	1,316	1,361,017
American Express Co.
0.75%, 11/03/23	455	441,434
1.65%, 11/04/26 (Call 10/04/26)	1,130	1,046,820
2.25%, 03/04/25 (Call 02/01/25)	1,020	988,780
2.50%, 07/30/24 (Call 06/30/24)	2,590	2,538,658
2.55%, 03/04/27 (Call 02/01/27)	2,395	2,287,002
2.65%, 12/02/22	1,102	1,102,814
3.00%, 10/30/24 (Call 09/29/24)	2,345	2,321,820
3.13%, 05/20/26 (Call 04/20/26)(a)	1,020	1,008,355
3.30%, 05/03/27 (Call 04/03/27)	800	789,498
3.38%, 05/03/24	1,215	1,211,927
3.40%, 02/27/23 (Call 01/27/23)(a)	797	797,956
3.40%, 02/22/24 (Call 01/22/24)	2,077	2,072,338
3.63%, 12/05/24 (Call 11/04/24)(a)	550	546,619
3.70%, 08/03/23 (Call 07/03/23)	2,563	2,573,621
3.95%, 08/01/25 (Call 07/01/25)	2,000	2,016,402
4.20%, 11/06/25 (Call 10/06/25)	755	774,950
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	135	131,309
3.00%, 04/02/25 (Call 03/02/25)	1,302	1,283,035
3.70%, 10/15/24	653	653,992
4.00%, 10/15/23	921	926,689
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	320	311,363
4.00%, 04/01/24 (Call 02/01/24)(a)	1,249	1,258,199
4.25%, 06/02/26 (Call 03/02/26)	250	251,219
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(b)	$500	$478,335
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	2,700	2,411,272
2.60%, 05/11/23 (Call 04/11/23)(a)	1,060	1,056,490
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(a)(b)	175	166,376
3.20%, 01/30/23 (Call 12/30/22)(a)	1,924	1,924,745
3.20%, 02/05/25 (Call 01/05/25)(a)	1,848	1,814,554
3.30%, 10/30/24 (Call 09/30/24)	2,569	2,524,761
3.50%, 06/15/23	1,398	1,403,682
3.65%, 05/11/27 (Call 04/11/27)	75	72,421
3.75%, 04/24/24 (Call 03/24/24)	594	593,997
3.75%, 07/28/26 (Call 06/28/26)	521	510,913
3.75%, 03/09/27 (Call 02/09/27)	305	300,257
3.90%, 01/29/24 (Call 12/29/23)	2,004	2,006,009
4.17%, 05/09/25 (Call 05/09/24), (SOFR + 1.370%)(b)	400	397,135
4.20%, 10/29/25 (Call 09/29/25)	868	869,675
4.25%, 04/30/25 (Call 03/31/25)	1,461	1,470,255
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(b)	500	504,207
4.99%, 07/24/26 (Call 07/24/25), (SOFR + 2.160%)(b)	760	771,998
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	390	388,123
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	2,193	2,114,392
0.90%, 03/11/26 (Call 02/11/26)	2,450	2,252,426
1.15%, 05/13/26 (Call 04/13/26)	1,534	1,412,179
2.45%, 03/03/27 (Call 02/03/27)(a)	825	789,849
2.65%, 01/25/23 (Call 12/25/22)	167	166,630
3.20%, 03/02/27 (Call 12/02/26)	155	153,116
3.30%, 04/01/27 (Call 01/01/27)(a)	95	94,217
3.55%, 02/01/24 (Call 01/01/24)	946	950,762
3.85%, 05/21/25 (Call 03/21/25)	1,206	1,222,462
4.20%, 03/24/25 (Call 02/24/25)	1,563	1,593,977
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	1,146	1,141,392
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	260	256,810
3.85%, 11/21/22(a)	549	552,204
3.95%, 11/06/24 (Call 08/06/24)	1,940	1,924,110
4.10%, 02/09/27 (Call 11/09/26)	420	410,187
4.50%, 01/30/26 (Call 11/30/25)(a)	675	676,059
Intercontinental Exchange Inc.
3.65%, 05/23/25 (Call 04/23/25)	1,190	1,200,058
3.75%, 12/01/25 (Call 09/01/25)(a)	595	600,050
4.00%, 09/15/27 (Call 08/15/27)	4,820	4,857,178
International Lease Finance Corp., 5.88%, 08/15/22	908	908,588
Invesco Finance PLC
3.75%, 01/15/26	210	209,538
4.00%, 01/30/24	821	824,847
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	190	193,233
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	1,727	1,680,102
2.95%, 11/21/26 (Call 08/21/26)	485	481,258
3.30%, 03/26/27 (Call 01/26/27)	1,585	1,596,181
3.38%, 04/01/24	1,763	1,768,457
Nasdaq Inc.
0.45%, 12/21/22 (Call 08/09/22)	1,408	1,392,396
3.85%, 06/30/26 (Call 03/30/26)	213	215,417
Nomura Holdings Inc.
1.65%, 07/14/26(a)	3,028	2,720,934
1.85%, 07/16/25	635	592,558

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
2.33%, 01/22/27(a)	$1,095	$992,336
2.65%, 01/16/25	1,772	1,704,488
5.10%, 07/03/25	50	51,164
5.39%, 07/06/27	1,000	1,023,496
ORIX Corp.
3.25%, 12/04/24	645	636,176
3.70%, 07/18/27	50	49,307
4.05%, 01/16/24(a)	285	286,923
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	245	231,891
4.25%, 08/15/24 (Call 05/15/24)	600	600,319
4.38%, 03/19/24 (Call 02/19/24)(a)	1,200	1,195,965
4.50%, 07/23/25 (Call 04/23/25)	1,045	1,039,410
4.88%, 06/13/25 (Call 05/13/25)	1,420	1,415,462
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	3,110	2,962,769
2.15%, 09/15/22 (Call 08/15/22)	1,535	1,534,860
2.80%, 12/14/22 (Call 10/14/22)(a)	2,822	2,822,338
3.15%, 12/14/25 (Call 09/14/25)	3,490	3,489,827
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	1,262	1,142,270
2.85%, 01/10/25 (Call 12/10/24)	910	884,647
		153,547,338
Electric — 3.5%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	1,167	1,056,341
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	970	889,482
American Electric Power Co. Inc., 2.03%, 03/15/24	720	700,355
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,293	1,269,537
3.20%, 04/15/25 (Call 03/15/25)	1,104	1,082,177
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	984	990,665
4.05%, 04/15/25 (Call 03/15/25)(a)	2,148	2,194,060
Black Hills Corp.
1.04%, 08/23/24 (Call 08/15/22)	625	586,801
4.25%, 11/30/23 (Call 08/30/23)	205	205,777
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	880	805,609
2.50%, 09/01/24 (Call 08/01/24)	1,005	973,442
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	520	505,947
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	215	213,005
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 08/29/22)	566	546,084
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	1,357	1,320,391
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	245	246,012
Dominion Energy Inc.
3.07%, 08/15/24(c)	1,298	1,279,589
3.90%, 10/01/25 (Call 07/01/25)	1,035	1,039,894
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,070	992,642
DTE Energy Co.
2.25%, 11/01/22	610	607,771
2.85%, 10/01/26 (Call 07/01/26)	590	567,043
Series C, 2.53%, 10/01/24(c)	1,065	1,033,003
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,013	940,056
Series H, 0.55%, 11/01/22(a)	1,015	1,008,347
	Par
Security	(000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	$764	$759,363
3.05%, 03/15/23 (Call 02/15/23)	899	898,893
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,425	1,310,718
2.40%, 08/15/22 (Call 08/09/22)	1,242	1,241,366
2.65%, 09/01/26 (Call 06/01/26)	880	843,599
3.75%, 04/15/24 (Call 01/15/24)	1,956	1,963,832
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	115	114,157
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	691	693,895
Edison International
3.55%, 11/15/24 (Call 10/15/24)	216	213,167
5.75%, 06/15/27 (Call 04/15/27)	25	25,876
Emera U.S. Finance LP, 3.55%, 06/15/26
(Call 03/15/26)(a)	1,160	1,126,618
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	870	869,650
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,207	1,098,918
2.95%, 09/01/26 (Call 06/01/26)	623	599,013
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 08/29/22)(a)	763	735,817
0.95%, 10/01/24 (Call 10/01/22)	4,205	3,978,029
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,206	1,170,355
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	1,340	1,288,628
4.20%, 06/27/24	1,205	1,209,398
4.60%, 07/01/27 (Call 06/01/27)	810	835,110
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(d)	480	459,578
3.40%, 04/15/26 (Call 01/15/26)	1,885	1,869,524
3.95%, 06/15/25 (Call 03/15/25)	1,191	1,197,784
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	209	207,996
2.85%, 04/01/25 (Call 03/01/25)	1,813	1,804,308
3.13%, 12/01/25 (Call 06/01/25)	675	675,651
3.25%, 06/01/24 (Call 12/01/23)(a)	141	141,225
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	385	367,450
Georgia Power Co., Series A, 2.10%, 07/30/23	1,408	1,387,936
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	867	859,270
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	571	569,081
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	1,290	1,293,368
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	983	940,967
1.00%, 06/15/26 (Call 05/15/26)	960	880,513
1.88%, 02/07/25	940	908,003
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	1,251	1,231,763
1.54%, 11/03/23 (Call 08/29/22), (SOFR + 0.400%)(b)	945	933,376
1.88%, 01/15/27 (Call 12/15/26)	2,010	1,858,883
2.94%, 03/21/24 (Call 09/21/22)(a)	2,095	2,074,038
3.55%, 05/01/27 (Call 02/01/27)	115	113,995
4.20%, 06/20/24	1,335	1,354,800
4.45%, 06/20/25	1,085	1,113,952
4.63%, 07/15/27 (Call 06/15/27)	1,840	1,909,135
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	75	73,981
OGE Energy Corp., 0.70%, 05/26/23 (Call 08/29/22)	100	97,748
Oklahoma Gas & Electric Co., 0.55%, 05/26/23
(Call 08/29/22)(a)	300	293,186

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)(a)	$910	$898,440
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 11/15/22)	1,985	1,923,209
2.95%, 03/01/26 (Call 12/01/25)	854	784,856
3.15%, 01/01/26	1,827	1,706,418
3.25%, 02/16/24 (Call 02/16/23)	4,850	4,732,580
3.45%, 07/01/25	380	363,570
3.50%, 06/15/25 (Call 03/15/25)	900	859,568
4.25%, 08/01/23 (Call 07/01/23)	429	427,348
5.45%, 06/15/27 (Call 05/15/27)	1,250	1,239,365
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	871	806,159
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	1,120	1,084,989
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	685	625,853
0.84%, 11/08/23 (Call 08/29/22)	535	516,868
2.65%, 11/15/22 (Call 10/15/22)(a)	652	651,362
2.88%, 06/15/24 (Call 05/15/24)	1,049	1,033,893
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)(a)	450	432,579
Sempra Energy, 3.30%, 04/01/25 (Call 03/01/25)	310	306,647
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,335	1,276,387
Series C, 3.50%, 10/01/23 (Call 07/01/23)	828	828,059
Series C, 4.20%, 06/01/25	335	339,603
Series D, 4.70%, 06/01/27 (Call 05/01/27)	1,010	1,037,463
Series E, 3.70%, 08/01/25 (Call 06/01/25)	2,366	2,366,902
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	1,961	1,949,337
3.25%, 07/01/26 (Call 04/01/26)	2,585	2,532,669
5.11%, 08/01/27	300	307,637
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	1,067	1,015,583
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	453	456,378
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	815	753,060
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,328	1,319,612
Series A, 3.50%, 03/15/27 (Call 12/15/26)	185	185,058
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,220	1,235,836
Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	840	835,772
WEC Energy Group Inc.
0.55%, 09/15/23	904	875,793
0.80%, 03/15/24 (Call 02/15/24)	525	501,603
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	381	368,016
1.75%, 03/15/27 (Call 02/15/27)	1,230	1,124,659
3.30%, 06/01/25 (Call 12/01/24)	1,141	1,131,341
3.35%, 12/01/26 (Call 06/01/26)	90	88,366
		105,570,781
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	349	316,889
2.63%, 02/15/23 (Call 11/15/22)	694	693,226
3.15%, 06/01/25 (Call 03/01/25)(a)	659	657,991
		1,668,106
Electronics — 0.6%
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	1,480	1,456,772
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	832	805,010
	Par
Security	(000)	Value

Electronics (continued)
4.75%, 06/15/25 (Call 03/15/25)	$1,040	$1,040,179
5.00%, 02/15/23	816	819,861
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	835	814,284
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/09/22)(a)	386	385,572
1.10%, 03/01/27 (Call 02/01/27)(a)	2,380	2,174,354
1.35%, 06/01/25 (Call 05/01/25)	1,757	1,678,445
2.15%, 08/08/22(a)	826	825,941
2.30%, 08/15/24 (Call 07/15/24)	1,316	1,294,088
2.50%, 11/01/26 (Call 08/01/26)(a)	1,035	1,007,017
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	777	706,779
4.25%, 05/15/27 (Call 04/15/27)	850	840,609
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	878	887,965
4.60%, 04/06/27 (Call 01/06/27)	245	250,070
TD SYNNEX Corp.
1.25%, 08/09/24	890	835,165
1.75%, 08/09/26	1,250	1,118,268
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	965	853,920
		17,794,299
Entertainment — 0.3%
Magallanes Inc.
3.43%, 03/15/24(d)	1,310	1,289,654
3.53%, 03/15/24 (Call 03/15/23)(d)	350	344,026
3.64%, 03/15/25(a)(d)	1,235	1,209,525
3.76%, 03/15/27 (Call 02/15/27)(d)	5,700	5,479,757
3.79%, 03/15/25 (Call 03/15/23)(a)(d)	940	919,204
		9,242,166
Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)(a)	1,830	1,789,527
2.90%, 07/01/26 (Call 04/01/26)	550	534,349
3.20%, 03/15/25 (Call 12/15/24)	871	860,192
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,268	1,164,724
2.40%, 05/15/23 (Call 03/15/23)(a)	1,101	1,094,902
		5,443,694
Food — 1.2%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(a)	902	903,633
3.95%, 03/15/25 (Call 01/15/25)	1,160	1,167,109
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/29/22)	1,150	1,118,581
4.30%, 05/01/24 (Call 04/01/24)	1,875	1,885,327
4.60%, 11/01/25 (Call 09/01/25)	1,117	1,134,221
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)(a)	559	558,136
3.65%, 02/15/24 (Call 11/15/23)	700	702,845
4.00%, 04/17/25 (Call 02/17/25)	1,623	1,642,071
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	1,040	1,007,615
3.38%, 05/15/23 (Call 04/15/23)	678	679,179
Hormel Foods Corp., 0.65%, 06/03/24 (Call 08/29/22)	560	535,607
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	120	116,894
JM Smucker Co. (The), 3.50%, 03/15/25	795	792,680
Kellogg Co.
2.65%, 12/01/23(a)	1,238	1,228,395
3.25%, 04/01/26	985	976,055

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$2,945	$2,851,320
3.88%, 05/15/27 (Call 02/15/27)(a)	1,325	1,315,331
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,055	1,013,565
3.50%, 02/01/26 (Call 11/01/25)	1,160	1,157,179
3.85%, 08/01/23 (Call 05/01/23)(a)	1,038	1,041,019
4.00%, 02/01/24 (Call 11/01/23)	1,070	1,077,353
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(a)	1,101	997,129
2.70%, 08/15/22 (Call 08/02/22)	628	627,998
3.15%, 08/15/24 (Call 06/15/24)	1,705	1,684,345
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	784	744,556
2.13%, 03/17/24	245	240,173
2.63%, 03/17/27 (Call 02/17/27)	2,838	2,713,839
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	100	97,365
3.30%, 07/15/26 (Call 04/15/26)	740	733,333
3.75%, 10/01/25 (Call 07/01/25)	1,638	1,645,759
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	875	862,511
3.95%, 08/15/24 (Call 05/15/24)	1,440	1,447,385
4.00%, 03/01/26 (Call 01/01/26)	2,016	2,038,115
		36,736,623
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	741	789,257

Gas — 0.3%
Atmos Energy Corp.
0.63%, 03/09/23 (Call 08/15/22)(a)	272	267,556
3.00%, 06/15/27 (Call 03/15/27)(a)	25	24,528
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 08/29/22)	100	98,474
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	1,534	1,494,895
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	808	809,079
5.50%, 01/15/26 (Call 12/15/25)	898	918,429
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	2,030	1,857,738
3.49%, 05/15/27 (Call 02/15/27)	750	736,943
ONE Gas Inc.
0.85%, 03/11/23 (Call 08/29/22)	80	78,630
1.10%, 03/11/24 (Call 08/15/22)	860	820,006
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,370	1,339,464
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	100	96,391
		8,542,133
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(a)	1,090	1,061,343
3.40%, 03/01/26 (Call 01/01/26)	1,015	1,014,072
		2,075,415
Health Care - Products — 1.0%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	1,787	1,781,955
3.40%, 11/30/23 (Call 09/30/23)	1,760	1,763,029
3.75%, 11/30/26 (Call 08/30/26)(a)	1,235	1,271,939
	Par
Security	(000)	Value

Health Care - Products (continued)
Baxter International Inc.
0.87%, 12/01/23	$230	$221,879
1.32%, 11/29/24	420	397,640
1.92%, 02/01/27 (Call 01/01/27)	2,290	2,112,914
2.27%, 12/01/28 (Call 10/01/28)	170	153,673
2.60%, 08/15/26 (Call 05/15/26)(a)	355	339,280
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,358	1,295,735
3.45%, 03/01/24 (Call 02/01/24)	1,282	1,282,728
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	1,160	1,155,791
DH Europe Finance II Sarl
2.05%, 11/15/22	1,002	998,798
2.20%, 11/15/24 (Call 10/15/24)	1,666	1,612,106
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	270	260,704
0.85%, 09/15/24 (Call 09/15/22)	635	594,958
Stryker Corp.
0.60%, 12/01/23 (Call 08/09/22)	954	919,342
1.15%, 06/15/25 (Call 05/15/25)(a)	1,305	1,224,260
3.38%, 05/15/24 (Call 02/15/24)	1,091	1,088,648
3.38%, 11/01/25 (Call 08/01/25)	1,180	1,170,235
3.50%, 03/15/26 (Call 12/15/25)	1,920	1,914,967
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	2,105	2,046,505
1.22%, 10/18/24 (Call 10/18/22)	2,325	2,220,752
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	2,730	2,579,712
3.05%, 01/15/26 (Call 12/15/25)	1,174	1,141,637
3.55%, 04/01/25 (Call 01/01/25)	950	937,998
		30,487,185
Health Care - Services — 1.9%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,357	1,356,556
2.80%, 06/15/23 (Call 04/15/23)	2,136	2,121,536
3.50%, 11/15/24 (Call 08/15/24)	1,487	1,479,182
Anthem Inc., 0.45%, 03/15/23	671	657,964
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	1,097	1,070,024
2.95%, 11/01/22(a)	209	209,449
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	895	834,597
2.38%, 01/15/25 (Call 12/15/24)	2,001	1,948,262
2.95%, 12/01/22 (Call 11/01/22)	1,223	1,221,254
3.30%, 01/15/23(a)	110	110,135
3.35%, 12/01/24 (Call 10/01/24)	2,278	2,263,790
3.50%, 08/15/24 (Call 05/15/24)	1,055	1,053,530
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(d)	655	619,164
4.50%, 02/15/27 (Call 08/15/26)	1,450	1,443,415
5.00%, 03/15/24	2,638	2,675,749
5.25%, 04/15/25	1,735	1,767,249
5.25%, 06/15/26 (Call 12/15/25)	2,177	2,215,060
5.38%, 02/01/25	2,785	2,841,490
5.38%, 09/01/26 (Call 03/01/26)(a)	1,310	1,338,301
5.88%, 02/15/26 (Call 08/15/25)	2,230	2,299,876
Humana Inc.
0.65%, 08/03/23 (Call 08/08/22)	810	786,050
1.35%, 02/03/27 (Call 01/03/27)	1,742	1,561,206
3.15%, 12/01/22 (Call 09/01/22)	799	798,083
3.85%, 10/01/24 (Call 07/01/24)	1,327	1,331,305

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
3.95%, 03/15/27 (Call 12/15/26)	$75	$75,089
4.50%, 04/01/25 (Call 03/01/25)	812	826,405
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	235	233,072
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	900	825,513
3.25%, 09/01/24 (Call 07/01/24)	1,157	1,148,798
3.60%, 02/01/25 (Call 11/01/24)	1,423	1,420,131
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	1,295	1,285,402
3.50%, 03/30/25 (Call 12/30/24)	1,192	1,183,146
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	60	60,044
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	25	25,172
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	575	588,075
0.55%, 05/15/24 (Call 08/09/22)	1,163	1,112,010
1.15%, 05/15/26 (Call 04/15/26)	1,260	1,166,768
1.25%, 01/15/26	696	652,102
2.38%, 10/15/22	838	836,902
2.38%, 08/15/24	1,554	1,533,012
2.75%, 02/15/23 (Call 11/15/22)	767	766,120
2.88%, 03/15/23	1,002	999,342
3.10%, 03/15/26	1,319	1,315,566
3.38%, 04/15/27(a)	335	336,348
3.45%, 01/15/27	205	206,929
3.50%, 06/15/23(a)	1,010	1,013,883
3.50%, 02/15/24	1,361	1,368,489
3.75%, 07/15/25	2,566	2,612,661
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(d)	535	469,460
		56,063,666
Holding Companies - Diversified — 0.7%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	1,485	1,284,590
2.88%, 06/15/27 (Call 05/15/27)	600	527,396
3.25%, 07/15/25 (Call 06/15/25)(a)	275	258,827
3.50%, 02/10/23 (Call 01/10/23)(a)	1,825	1,817,406
3.88%, 01/15/26 (Call 12/15/25)	1,732	1,629,940
4.20%, 06/10/24 (Call 05/10/24)	1,974	1,949,818
4.25%, 03/01/25 (Call 01/01/25)(a)	773	753,545
Blackstone Private Credit Fund
2.35%, 11/22/24(d)	525	481,723
2.63%, 12/15/26 (Call 11/15/26)(d)	1,500	1,274,268
2.70%, 01/15/25 (Call 11/15/24)(d)	1,115	1,029,479
3.25%, 03/15/27 (Call 02/15/27)(d)	420	363,316
4.70%, 03/24/25(a)(d)	1,155	1,120,097
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	450	379,320
2.75%, 09/16/26 (Call 08/19/26)(a)	550	489,934
3.63%, 01/15/26 (Call 12/15/25)	1,885	1,780,566
FS KKR Capital Corp.
1.65%, 10/12/24	880	814,906
3.25%, 07/15/27 (Call 06/15/27)	525	459,609
3.40%, 01/15/26 (Call 12/15/25)	1,040	946,447
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	1,225	1,064,929
3.38%, 04/15/24 (Call 03/15/24)	720	692,150
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	490	419,374
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
3.40%, 07/15/26 (Call 06/15/26)	$477	$429,706
3.75%, 07/22/25 (Call 06/22/25)	934	889,955
4.25%, 01/15/26 (Call 12/15/25)(a)	1,257	1,196,460
		22,053,761
Home Builders — 0.3%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,650	1,458,055
2.50%, 10/15/24 (Call 09/15/24)	984	952,172
2.60%, 10/15/25 (Call 09/15/25)(a)	683	649,666
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	1,450	1,455,046
4.75%, 11/15/22 (Call 08/30/22)	459	459,562
4.75%, 05/30/25 (Call 02/28/25)	1,534	1,550,949
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	960	977,386
5.50%, 03/01/26 (Call 12/01/25)(a)	630	650,835
		8,153,671
Insurance — 1.6%
Aflac Inc., 3.63%, 11/15/24(a)	1,147	1,153,174
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	567	515,725
3.15%, 06/15/23(a)	910	910,440
3.28%, 12/15/26 (Call 09/15/26)	1,060	1,049,699
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	1,142	1,100,004
3.75%, 07/10/25 (Call 04/10/25)	847	846,944
3.90%, 04/01/26 (Call 01/01/26)(a)	2,257	2,258,129
Aon Corp., 2.20%, 11/15/22(a)	921	918,003
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	1,515	1,452,025
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	1,234	1,235,032
3.88%, 12/15/25 (Call 09/15/25)	645	648,257
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,575	1,569,417
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	2,025	1,964,951
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	461	459,958
3.00%, 02/11/23(a)	110	110,620
3.13%, 03/15/26 (Call 12/15/25)	3,061	3,074,469
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	826	826,568
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	837	836,653
3.15%, 03/15/25	1,000	995,253
3.35%, 05/15/24	716	717,001
3.35%, 05/03/26 (Call 02/03/26)(a)	815	816,715
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	763	764,683
4.50%, 03/01/26 (Call 12/01/25)	840	852,436
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	474	481,636
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(d)	405	395,774
3.65%, 04/05/27 (Call 03/05/27)(d)	2,839	2,734,755
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	980	982,854
Jackson Financial Inc., 1.13%, 11/22/23(a)(d)	175	168,691
Lincoln National Corp., 4.00%, 09/01/23	880	885,537

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)(a)	$407	$404,988
3.75%, 04/01/26 (Call 01/01/26)	915	921,358
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	1,370	1,283,921
4.15%, 03/04/26	725	729,514
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	962	960,705
3.50%, 03/10/25 (Call 12/10/24)	926	923,274
3.75%, 03/14/26 (Call 12/14/25)	883	891,779
3.88%, 03/15/24 (Call 02/15/24)	1,805	1,815,354
MetLife Inc.
3.00%, 03/01/25	806	798,671
3.60%, 04/10/24	1,576	1,588,369
3.60%, 11/13/25 (Call 08/13/25)	614	616,015
Series D, 4.37%, 09/15/23	2,091	2,117,507
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	280	277,626
Progressive Corp. (The)
2.45%, 01/15/27(a)	125	120,275
2.50%, 03/15/27 (Call 02/15/27)	970	933,509
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	1,135	1,060,008
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	580	582,539
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	76	75,370
4.65%, 06/15/27 (Call 05/15/27)	2,215	2,230,501
		49,056,686
Internet — 1.4%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	2,419	2,249,131
2.00%, 08/15/26 (Call 05/15/26)	1,710	1,651,790
3.38%, 02/25/24	1,523	1,532,741
Amazon.com Inc.
0.25%, 05/12/23(a)	489	480,020
0.40%, 06/03/23	1,579	1,544,429
0.45%, 05/12/24	1,488	1,424,850
0.80%, 06/03/25 (Call 05/03/25)	2,561	2,412,621
1.00%, 05/12/26 (Call 04/12/26)	2,365	2,194,683
1.20%, 06/03/27 (Call 04/03/27)	510	466,522
2.40%, 02/22/23 (Call 01/22/23)(a)	1,929	1,918,989
2.50%, 11/29/22 (Call 08/29/22)	1,207	1,204,107
2.73%, 04/13/24	825	823,760
2.80%, 08/22/24 (Call 06/22/24)(a)	3,450	3,436,671
3.00%, 04/13/25	2,030	2,035,298
3.30%, 04/13/27 (Call 03/13/27)	2,475	2,489,883
3.80%, 12/05/24 (Call 09/05/24)	1,728	1,759,034
5.20%, 12/03/25 (Call 09/03/25)	1,097	1,163,991
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	1,028	1,027,512
3.60%, 06/01/26 (Call 03/01/26)	1,182	1,193,282
3.65%, 03/15/25 (Call 12/15/24)(a)	697	704,067
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,535	1,411,366
1.90%, 03/11/25 (Call 02/11/25)	1,663	1,589,707
2.75%, 01/30/23 (Call 12/30/22)(a)	1,058	1,055,847
3.45%, 08/01/24 (Call 05/01/24)	1,343	1,342,606
3.60%, 06/05/27 (Call 03/05/27)(a)	120	118,798
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	1,727	1,746,441
	Par
Security	(000)	Value

Internet (continued)
Netflix Inc.
4.38%, 11/15/26	$630	$630,000
5.88%, 02/15/25(a)	1,250	1,297,748
VeriSign Inc.
4.75%, 07/15/27 (Call 08/29/22)	100	99,848
5.25%, 04/01/25 (Call 01/01/25)	1,240	1,260,098
		42,265,840
Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	1,225	1,174,791
3.95%, 05/23/25	930	941,470
4.13%, 09/15/22 (Call 08/15/22)	864	864,642
4.30%, 05/23/27 (Call 04/23/27)	1,315	1,334,517
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	537	538,398
		4,853,818
Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	550	533,336
1.80%, 10/01/24 (Call 10/01/22)(a)	1,195	1,133,675
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)(a)	1,052	1,049,318
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,793	1,871,653
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,230	1,183,870
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	1,900	1,727,404
5.13%, 08/08/25 (Call 06/08/25)	245	231,297
		7,730,553
Machinery — 1.8%
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	273	269,574
0.45%, 09/14/23	290	281,841
0.45%, 05/17/24(a)	1,259	1,200,377
0.60%, 09/13/24	235	223,080
0.65%, 07/07/23	562	548,943
0.80%, 11/13/25(a)	1,701	1,570,868
0.90%, 03/02/26	995	920,231
0.95%, 01/10/24	1,055	1,025,184
1.15%, 09/14/26(a)	958	881,138
1.45%, 05/15/25	779	741,645
1.70%, 01/08/27(a)	2,850	2,664,750
1.90%, 09/06/22	785	784,168
1.95%, 11/18/22(a)	705	704,705
2.15%, 11/08/24	1,490	1,455,841
2.55%, 11/29/22	599	600,251
2.85%, 05/17/24	940	936,161
3.25%, 12/01/24(a)	641	641,516
3.40%, 05/13/25	645	648,758
3.45%, 05/15/23	870	872,243
3.65%, 12/07/23	1,064	1,072,814
3.75%, 11/24/23	475	479,068
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	1,673	1,680,670
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	830	750,418
1.88%, 01/15/26 (Call 12/15/25)(a)	1,000	921,504
1.95%, 07/02/23	1,092	1,070,326
3.95%, 05/23/25	1,155	1,152,220
4.20%, 01/15/24	969	971,519
CNH Industrial NV, 4.50%, 08/15/23	929	932,511
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	935	923,987

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
John Deere Capital Corp.
0.25%, 01/17/23	$650	$642,162
0.40%, 10/10/23	426	412,759
0.45%, 01/17/24	805	775,628
0.45%, 06/07/24	695	663,553
0.63%, 09/10/24	585	554,723
0.70%, 01/15/26	775	713,549
0.90%, 01/10/24	350	339,298
1.05%, 06/17/26(a)	1,890	1,748,300
1.20%, 04/06/23(a)	135	133,349
1.25%, 01/10/25(a)	950	905,599
1.70%, 01/11/27	2,025	1,906,821
1.75%, 03/09/27	120	112,230
2.05%, 01/09/25	444	433,023
2.15%, 09/08/22(a)	603	602,497
2.35%, 03/08/27	3,705	3,571,522
2.60%, 03/07/24(a)	1,124	1,115,605
2.65%, 06/24/24	957	950,084
2.65%, 06/10/26	345	337,982
2.70%, 01/06/23(a)	436	437,133
2.80%, 01/27/23(a)	405	405,038
2.80%, 03/06/23	483	483,691
3.35%, 06/12/24	930	933,416
3.40%, 06/06/25	335	336,898
3.45%, 03/13/25	1,051	1,061,228
3.65%, 10/12/23	571	574,738
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,815	1,731,206
2.29%, 04/05/27 (Call 02/05/27)(a)	430	398,154
Rockwell Automation Inc., 0.35%, 08/15/23
(Call 08/15/22)	350	339,578
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	806	775,253
3.45%, 11/15/26 (Call 08/15/26)	1,360	1,293,621
4.40%, 03/15/24 (Call 02/15/24)	1,339	1,338,305
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	685	670,148
		53,623,402
Manufacturing — 0.5%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(a)	511	508,744
2.00%, 02/14/25 (Call 01/14/25)	744	722,958
2.25%, 03/15/23 (Call 02/15/23)(a)	706	703,050
2.25%, 09/19/26 (Call 06/19/26)	780	750,147
2.65%, 04/15/25 (Call 03/15/25)(a)	1,293	1,273,744
3.00%, 08/07/25	1,150	1,142,316
3.25%, 02/14/24 (Call 01/14/24)(a)	1,689	1,691,888
Eaton Corp., 2.75%, 11/02/22	2,413	2,412,490
General Electric Co., 3.10%, 01/09/23(a)	65	64,826
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	592	580,991
3.50%, 03/01/24 (Call 12/01/23)	419	421,089
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,473	1,449,878
3.25%, 03/01/27 (Call 12/01/26)	100	97,888
3.30%, 11/21/24 (Call 08/21/24)	874	866,487
3.65%, 06/15/24	1,545	1,543,729
4.25%, 09/15/27 (Call 08/15/27)	195	199,360
Trane Technologies Global Holding Co. Ltd., 4.25%,
06/15/23	938	945,740
	Par
Security	(000)	Value

Manufacturing (continued)
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	$1,039	$1,027,732
		16,403,057
Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	1,876	1,888,390
4.91%, 07/23/25 (Call 04/23/25)(a)	5,861	5,938,360
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	970	986,608
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	894	855,969
3.15%, 03/01/26 (Call 12/01/25)	2,100	2,087,516
3.30%, 02/01/27 (Call 11/01/26)	4,220	4,195,125
3.30%, 04/01/27 (Call 02/01/27)	125	124,238
3.38%, 02/15/25 (Call 11/15/24)(a)	1,710	1,712,955
3.38%, 08/15/25 (Call 05/15/25)	2,117	2,118,299
3.70%, 04/15/24 (Call 03/15/24)	3,195	3,220,936
3.95%, 10/15/25 (Call 08/15/25)(a)	2,880	2,928,127
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)(a)	1,712	1,706,636
4.90%, 03/11/26 (Call 12/11/25)	845	859,887
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(a)	1,550	1,490,906
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	1,319	1,289,865
4.03%, 01/25/24 (Call 12/25/23)	1,757	1,764,130
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	850	805,171
4.00%, 01/15/26 (Call 10/15/25)	496	496,515
4.75%, 05/15/25 (Call 04/15/25)	1,188	1,208,459
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	535	526,187
4.30%, 11/23/23 (Call 08/23/23)	1,066	1,075,936
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	1,631	1,673,208
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	731	689,363
2.35%, 12/01/22	701	698,948
3.00%, 02/13/26(a)	2,049	2,028,744
3.15%, 09/17/25	1,545	1,536,122
Walt Disney Co. (The)
1.65%, 09/01/22(a)	280	279,666
1.75%, 08/30/24 (Call 07/30/24)	2,064	2,003,954
1.75%, 01/13/26	2,518	2,392,202
3.00%, 09/15/22(a)	863	863,668
3.35%, 03/24/25	2,184	2,186,804
3.70%, 09/15/24 (Call 06/15/24)	1,531	1,539,663
3.70%, 10/15/25 (Call 07/15/25)(a)	1,306	1,319,983
3.70%, 03/23/27	480	485,743
		54,978,283
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)(a)	1,006	1,004,943
3.25%, 06/15/25 (Call 03/15/25)	1,058	1,062,000
		2,066,943
Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	843	853,708
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	512	512,615
4.55%, 11/14/24 (Call 08/14/24)	1,110	1,117,259

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	$975	$998,031
		3,481,613
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	670	611,652
4.13%, 05/01/25 (Call 08/29/22)	490	484,214
5.50%, 12/01/24 (Call 06/01/24)	630	637,759
		1,733,625
Oil & Gas — 3.4%
BP Capital Markets America Inc.
2.75%, 05/10/23(a)	1,463	1,462,858
3.02%, 01/16/27 (Call 10/16/26)	2,360	2,314,810
3.12%, 05/04/26 (Call 02/04/26)	1,357	1,342,603
3.19%, 04/06/25 (Call 08/24/22)	668	671,323
3.41%, 02/11/26 (Call 12/11/25)	530	530,753
3.54%, 04/06/27 (Call 02/06/27)	170	170,427
3.59%, 04/14/27 (Call 01/14/27)	250	251,364
3.79%, 02/06/24 (Call 08/24/22)	703	707,387
3.80%, 09/21/25 (Call 07/21/25)	1,630	1,653,559
BP Capital Markets PLC, 2.50%, 11/06/22	805	803,996
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	1,307	1,234,390
3.80%, 04/15/24 (Call 01/15/24)	975	970,489
3.85%, 06/01/27 (Call 03/01/27)	775	758,813
3.90%, 02/01/25 (Call 11/01/24)	758	754,989
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	2,160	2,155,883
5.38%, 07/15/25 (Call 04/15/25)	1,115	1,156,643
Chevron Corp.
1.14%, 05/11/23	1,230	1,211,952
1.55%, 05/11/25 (Call 04/11/25)	3,629	3,489,010
2.00%, 05/11/27 (Call 03/11/27)	715	678,401
2.36%, 12/05/22 (Call 09/05/22)	2,012	2,011,512
2.90%, 03/03/24 (Call 01/03/24)(a)	1,166	1,163,060
2.95%, 05/16/26 (Call 02/16/26)	2,420	2,404,835
3.33%, 11/17/25 (Call 08/17/25)	754	756,938
Chevron USA Inc.
0.43%, 08/11/23	806	785,619
0.69%, 08/12/25 (Call 07/12/25)(a)	1,113	1,035,200
3.90%, 11/15/24 (Call 08/15/24)	1,492	1,513,850
ConocoPhillips Co.
2.13%, 03/08/24 (Call 09/08/22)	820	805,619
2.40%, 03/07/25 (Call 03/07/23)	1,105	1,079,516
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,770	1,750,728
4.50%, 04/15/23 (Call 01/15/23)(a)	783	785,112
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(d)	1,265	1,241,315
4.38%, 06/01/24 (Call 03/01/24)(a)(d)	1,888	1,888,206
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)	555	548,875
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,605	1,601,599
3.15%, 04/01/25 (Call 01/01/25)	1,285	1,279,151
4.15%, 01/15/26 (Call 10/15/25)	1,200	1,224,901
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	685	709,365
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	165	157,162
2.45%, 01/17/23(a)	665	663,479
2.65%, 01/15/24	1,396	1,385,491
	Par
Security	(000)	Value

Oil & Gas (continued)
2.88%, 04/06/25 (Call 03/06/25)	$2,724	$2,696,950
3.25%, 11/10/24	1,180	1,179,800
3.70%, 03/01/24	1,707	1,720,755
Exxon Mobil Corp.
1.57%, 04/15/23(a)	1,687	1,668,110
1.90%, 08/16/22	695	694,766
2.02%, 08/16/24 (Call 07/16/24)	2,468	2,419,025
2.28%, 08/16/26 (Call 06/16/26)	645	625,458
2.71%, 03/06/25 (Call 12/06/24)	2,530	2,504,447
2.73%, 03/01/23 (Call 01/01/23)(a)	391	391,064
2.99%, 03/19/25 (Call 02/19/25)	3,558	3,542,587
3.04%, 03/01/26 (Call 12/01/25)	3,320	3,310,674
3.18%, 03/15/24 (Call 12/15/23)(a)	736	736,899
3.29%, 03/19/27 (Call 01/19/27)(a)	775	782,209
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	540	536,906
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	755	753,128
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	1,651	1,641,753
4.70%, 05/01/25 (Call 04/01/25)	2,188	2,230,667
5.13%, 12/15/26 (Call 09/15/26)	495	512,185
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,300	1,329,761
Phillips 66
0.90%, 02/15/24 (Call 08/29/22)	988	950,439
1.30%, 02/15/26 (Call 01/15/26)	700	643,011
3.70%, 04/06/23	835	836,855
3.85%, 04/09/25 (Call 03/09/25)(a)	1,561	1,577,542
Pioneer Natural Resources Co.
0.55%, 05/15/23(a)	410	401,687
1.13%, 01/15/26 (Call 12/15/25)	880	800,230
Shell International Finance BV
0.38%, 09/15/23(a)	307	297,966
2.00%, 11/07/24 (Call 10/07/24)(a)	2,123	2,075,761
2.50%, 09/12/26	825	800,364
2.88%, 05/10/26	2,825	2,778,388
3.25%, 05/11/25	3,950	3,952,467
3.50%, 11/13/23 (Call 10/13/23)	1,600	1,608,389
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	1,425	1,420,455
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,599	1,572,828
2.70%, 01/25/23	65	64,810
3.70%, 01/15/24	1,575	1,586,625
3.75%, 04/10/24	1,834	1,850,037
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	1,475	1,435,670
3.40%, 09/15/26 (Call 06/15/26)	680	663,853
		101,705,704
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23	330	320,789
2.06%, 12/15/26 (Call 11/15/26)(a)	2,150	1,999,540
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)(a)	982	979,292
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	880	829,248
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	2,042	2,057,332
		6,186,201
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,405	1,365,115

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Packaging & Containers (continued)
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	$705	$702,567
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	825	781,810
1.57%, 01/15/26 (Call 12/15/25)	710	646,760
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	510	498,547
3.75%, 03/15/25 (Call 01/15/25)	782	780,401
4.65%, 03/15/26 (Call 01/15/26)	1,395	1,427,266
		6,202,466
Pharmaceuticals — 5.4%
AbbVie Inc.
2.30%, 11/21/22(a)	2,112	2,108,145
2.60%, 11/21/24 (Call 10/21/24)	3,255	3,188,333
2.85%, 05/14/23 (Call 03/14/23)	1,903	1,894,112
2.90%, 11/06/22(a)	3,570	3,568,945
2.95%, 11/21/26 (Call 09/21/26)	3,620	3,531,823
3.20%, 11/06/22 (Call 09/06/22)(a)	1,736	1,734,976
3.20%, 05/14/26 (Call 02/14/26)	3,360	3,328,394
3.60%, 05/14/25 (Call 02/14/25)	4,187	4,188,857
3.75%, 11/14/23 (Call 10/14/23)	1,975	1,986,226
3.80%, 03/15/25 (Call 12/15/24)	3,720	3,732,246
3.85%, 06/15/24 (Call 03/15/24)	1,388	1,394,105
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 08/29/22)(a)	921	907,458
3.25%, 03/01/25 (Call 12/01/24)	570	564,155
3.40%, 05/15/24 (Call 02/15/24)	1,139	1,131,524
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 08/29/22)	2,690	2,564,837
1.20%, 05/28/26 (Call 04/28/26)	3,767	3,484,750
AstraZeneca PLC
0.30%, 05/26/23	1,880	1,834,743
0.70%, 04/08/26 (Call 03/08/26)	950	864,261
3.38%, 11/16/25	1,662	1,663,155
3.50%, 08/17/23 (Call 07/17/23)	1,698	1,703,964
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,600	1,588,505
3.70%, 06/06/27 (Call 03/06/27)	2,900	2,872,702
3.73%, 12/15/24 (Call 09/15/24)	1,020	1,022,266
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 08/29/22)	261	253,212
0.75%, 11/13/25 (Call 10/13/25)	1,220	1,131,195
2.00%, 08/01/22	935	935,000
2.75%, 02/15/23 (Call 01/15/23)(a)	978	974,705
2.90%, 07/26/24 (Call 06/26/24)	3,348	3,334,072
3.20%, 06/15/26 (Call 04/15/26)	1,929	1,934,773
3.25%, 08/15/22	967	965,418
3.25%, 11/01/23(a)	330	330,928
3.55%, 08/15/22(a)	1,304	1,304,497
3.88%, 08/15/25 (Call 05/15/25)	125	126,854
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,510	1,490,623
3.20%, 03/15/23(a)	575	574,398
3.41%, 06/15/27 (Call 03/15/27)	125	123,404
3.75%, 09/15/25 (Call 06/15/25)(a)	1,310	1,310,646
Cigna Corp.
0.61%, 03/15/24 (Call 08/29/22)	818	780,253
1.25%, 03/15/26 (Call 02/15/26)	2,023	1,869,897
3.00%, 07/15/23 (Call 05/16/23)(a)	1,490	1,483,845
3.25%, 04/15/25 (Call 01/15/25)	1,353	1,341,047
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.40%, 03/01/27 (Call 12/01/26)	$650	$641,086
3.50%, 06/15/24 (Call 03/17/24)	1,074	1,072,254
3.75%, 07/15/23 (Call 06/15/23)(a)	1,581	1,584,101
4.13%, 11/15/25 (Call 09/15/25)	2,965	3,008,358
4.50%, 02/25/26 (Call 11/27/25)	1,886	1,939,312
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	1,711	1,690,579
2.75%, 12/01/22 (Call 09/01/22)	1,435	1,432,452
2.88%, 06/01/26 (Call 03/01/26)	2,924	2,864,994
3.00%, 08/15/26 (Call 06/15/26)	245	239,492
3.38%, 08/12/24 (Call 05/12/24)	1,808	1,807,513
3.63%, 04/01/27 (Call 02/01/27)	765	763,135
3.88%, 07/20/25 (Call 04/20/25)	2,787	2,821,501
4.10%, 03/25/25 (Call 01/25/25)	1,372	1,392,591
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,237	1,229,669
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	838	837,851
3.38%, 05/15/23(a)	1,971	1,974,289
3.63%, 05/15/25	1,118	1,133,650
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)(a)	1,768	1,718,006
3.00%, 06/01/24 (Call 05/01/24)	1,989	1,990,710
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	707	660,523
2.05%, 03/01/23 (Call 01/01/23)(a)	653	648,683
2.45%, 03/01/26 (Call 12/01/25)	550	540,599
2.63%, 01/15/25 (Call 11/15/24)	586	581,683
2.95%, 03/03/27 (Call 12/03/26)(a)	500	500,420
3.38%, 12/05/23	290	291,432
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	695	633,262
1.30%, 08/15/26 (Call 07/15/26)	2,285	2,075,257
3.80%, 03/15/24 (Call 12/15/23)	1,703	1,708,051
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	724	733,067
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,849	1,713,641
1.70%, 06/10/27 (Call 05/10/27)	2,920	2,733,327
2.40%, 09/15/22 (Call 08/29/22)(a)	761	760,983
2.75%, 02/10/25 (Call 11/10/24)	3,285	3,261,275
2.80%, 05/18/23(a)	2,244	2,240,441
2.90%, 03/07/24 (Call 02/07/24)	1,712	1,706,492
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	1,222	1,222,667
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	696	676,601
2.00%, 02/14/27 (Call 12/14/26)	75	71,605
2.40%, 09/21/22	1,478	1,476,635
3.00%, 11/20/25 (Call 08/20/25)	3,153	3,145,814
3.10%, 05/17/27 (Call 02/17/27)	3,760	3,766,019
3.40%, 05/06/24	3,312	3,329,604
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,639	1,547,393
2.75%, 06/03/26(a)	360	358,382
2.95%, 03/15/24 (Call 02/15/24)	991	990,547
3.00%, 06/15/23(a)	1,972	1,972,057
3.00%, 12/15/26	1,100	1,103,849
3.20%, 09/15/23 (Call 08/15/23)	1,446	1,447,679
3.40%, 05/15/24	1,607	1,623,198
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	1,389	1,393,343

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	$1,700	$1,685,035
3.20%, 09/23/26 (Call 06/23/26)	3,505	3,411,745
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	1,625	1,639,938
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	3,175	3,001,725
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,689	1,549,198
2.30%, 06/22/27 (Call 04/22/27)	460	401,650
Wyeth LLC, 6.45%, 02/01/24	763	799,058
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,894	1,893,763
4.50%, 11/13/25 (Call 08/13/25)	1,655	1,697,916
		162,259,349
Pipelines — 3.4%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	550	541,521
4.95%, 12/15/24 (Call 09/15/24)	863	871,726
5.95%, 06/01/26 (Call 03/01/26)	1,070	1,124,734
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	1,050	1,068,141
5.88%, 03/31/25 (Call 10/02/24)	2,162	2,227,298
7.00%, 06/30/24 (Call 01/01/24)	1,999	2,072,620
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	1,589	1,606,262
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	884	928,142
Enbridge Inc.
0.55%, 10/04/23	650	627,590
1.60%, 10/04/26 (Call 09/04/26)	1,678	1,531,806
2.50%, 01/15/25 (Call 12/15/24)	867	839,106
2.50%, 02/14/25	535	517,264
3.50%, 06/10/24 (Call 03/10/24)	955	948,906
3.70%, 07/15/27 (Call 04/15/27)	20	19,609
4.00%, 10/01/23 (Call 07/01/23)	1,072	1,074,773
4.25%, 12/01/26 (Call 09/01/26)	950	956,881
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,653	1,588,978
3.60%, 02/01/23 (Call 11/01/22)	385	383,691
3.90%, 05/15/24 (Call 02/15/24)	1,105	1,098,499
3.90%, 07/15/26 (Call 04/15/26)	875	852,806
4.05%, 03/15/25 (Call 12/15/24)	1,736	1,729,411
4.20%, 04/15/27 (Call 01/15/27)	485	476,056
4.25%, 03/15/23 (Call 12/15/22)	726	726,816
4.25%, 04/01/24 (Call 01/01/24)	926	926,253
4.40%, 03/15/27 (Call 12/15/26)	365	361,470
4.50%, 04/15/24 (Call 03/15/24)	1,346	1,350,752
4.75%, 01/15/26 (Call 10/15/25)	1,363	1,373,979
5.50%, 06/01/27 (Call 03/01/27)	860	888,507
5.88%, 01/15/24 (Call 10/15/23)	1,510	1,541,701
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	825	826,055
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	969	972,894
5.00%, 10/01/22 (Call 08/20/22)	783	784,623
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)(a)	1,390	1,390,314
3.70%, 02/15/26 (Call 11/15/25)	890	891,968
3.75%, 02/15/25 (Call 11/15/24)(a)	2,228	2,230,992
3.90%, 02/15/24 (Call 11/15/23)	1,915	1,920,350
3.95%, 02/15/27 (Call 11/15/26)(a)	375	376,674
	Par
Security	(000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	$717	$717,177
3.50%, 09/01/23 (Call 06/01/23)	1,113	1,110,082
4.15%, 02/01/24 (Call 11/01/23)	1,195	1,199,160
4.25%, 09/01/24 (Call 06/01/24)	1,358	1,364,827
4.30%, 05/01/24 (Call 02/01/24)	1,401	1,409,487
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	320	289,828
3.15%, 01/15/23 (Call 12/15/22)(a)	1,068	1,066,547
4.30%, 06/01/25 (Call 03/01/25)(a)	1,855	1,874,002
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	497	511,329
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	2,045	1,881,891
3.38%, 03/15/23 (Call 02/15/23)	1,106	1,104,987
4.00%, 02/15/25 (Call 11/15/24)(a)	733	729,046
4.13%, 03/01/27 (Call 12/01/26)	2,170	2,149,921
4.50%, 07/15/23 (Call 04/15/23)(a)	1,865	1,874,196
4.88%, 12/01/24 (Call 09/01/24)(a)	1,597	1,618,370
4.88%, 06/01/25 (Call 03/01/25)	1,562	1,589,835
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	1,550	1,511,197
4.00%, 07/13/27 (Call 04/13/27)	210	206,218
5.85%, 01/15/26 (Call 12/15/25)	670	703,052
7.50%, 09/01/23 (Call 06/01/23)(a)	731	752,570
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	588	595,496
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,510	1,485,167
3.85%, 10/15/23 (Call 07/15/23)	1,173	1,169,997
4.50%, 12/15/26 (Call 09/15/26)(a)	895	891,208
4.65%, 10/15/25 (Call 07/15/25)	1,844	1,847,973
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	1,770	1,802,766
5.63%, 04/15/23 (Call 01/15/23)(a)	2,132	2,145,473
5.63%, 03/01/25 (Call 12/01/24)	2,906	2,986,101
5.75%, 05/15/24 (Call 02/15/24)	2,999	3,060,669
5.88%, 06/30/26 (Call 12/31/25)	817	852,868
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	625	608,429
3.50%, 03/15/25 (Call 12/15/24)	932	922,227
4.75%, 03/15/24 (Call 12/15/23)	1,872	1,895,764
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	1,125	1,144,935
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 6.50%, 07/15/27 (Call 08/29/22)	20	20,525
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(a)	1,415	1,329,478
2.50%, 08/01/22	1,215	1,215,000
3.75%, 10/16/23 (Call 07/16/23)	1,305	1,306,790
4.88%, 01/15/26 (Call 10/15/25)	776	798,437
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	1,827	2,037,507
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)(a)	1,042	1,040,838
3.75%, 06/15/27 (Call 03/15/27)	755	738,107
3.90%, 01/15/25 (Call 10/15/24)	1,576	1,571,519
4.00%, 09/15/25 (Call 06/15/25)	1,192	1,189,614
4.30%, 03/04/24 (Call 12/04/23)	2,163	2,174,365
4.50%, 11/15/23 (Call 08/15/23)	1,037	1,045,822
4.55%, 06/24/24 (Call 03/24/24)	1,852	1,870,776
		101,060,741

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	$922	$923,799
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	1,620	1,655,449
		2,579,248
Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	1,353	1,342,069
American Tower Corp.
0.60%, 01/15/24	1,047	999,685
1.30%, 09/15/25 (Call 08/15/25)	1,015	933,020
1.45%, 09/15/26 (Call 08/15/26)	865	773,978
1.60%, 04/15/26 (Call 03/15/26)	1,315	1,200,232
2.40%, 03/15/25 (Call 02/15/25)	1,524	1,458,954
2.75%, 01/15/27 (Call 11/15/26)	175	163,804
2.95%, 01/15/25 (Call 12/15/24)	1,031	1,008,436
3.00%, 06/15/23	1,292	1,288,217
3.38%, 05/15/24 (Call 04/15/24)	919	911,044
3.38%, 10/15/26 (Call 07/15/26)	845	818,069
3.50%, 01/31/23(a)	1,756	1,755,649
3.55%, 07/15/27 (Call 04/15/27)	350	337,842
3.65%, 03/15/27 (Call 02/15/27)	1,075	1,048,706
4.00%, 06/01/25 (Call 03/01/25)	653	654,349
4.40%, 02/15/26 (Call 11/15/25)	898	906,036
5.00%, 02/15/24	1,733	1,763,372
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)(a)	1,333	1,323,403
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	964	915,024
3.13%, 09/01/23 (Call 06/01/23)	999	991,790
3.20%, 01/15/25 (Call 10/15/24)	1,529	1,502,508
3.65%, 02/01/26 (Call 11/03/25)	1,463	1,445,724
3.80%, 02/01/24 (Call 11/01/23)	1,336	1,336,105
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	1,255	1,236,637
3.85%, 02/01/25 (Call 11/01/24)	245	243,112
4.13%, 06/15/26 (Call 03/15/26)	1,000	989,285
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	4,904	4,366,938
1.35%, 07/15/25 (Call 06/15/25)	960	889,118
2.90%, 03/15/27 (Call 02/15/27)	385	364,852
3.15%, 07/15/23 (Call 06/15/23)	658	653,352
3.20%, 09/01/24 (Call 07/01/24)	798	788,510
3.70%, 06/15/26 (Call 03/15/26)	380	375,037
4.00%, 03/01/27 (Call 12/01/26)	25	24,792
4.45%, 02/15/26 (Call 11/15/25)	965	977,115
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	811	741,018
1.25%, 07/15/25 (Call 06/15/25)	403	372,690
1.45%, 05/15/26 (Call 04/15/26)	2,026	1,844,148
2.63%, 11/18/24 (Call 10/18/24)	648	628,237
2.90%, 11/18/26 (Call 09/18/26)	2,080	1,979,942
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	725	696,926
3.00%, 04/15/23 (Call 08/19/22)(a)	658	656,764
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	641	632,352
Federal Realty OP LP, 3.95%, 01/15/24 (Call 10/15/23)	167	167,113
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	951	945,649
5.38%, 11/01/23 (Call 08/01/23)	454	453,684
5.38%, 04/15/26 (Call 01/15/26)	1,743	1,734,377
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	$140	$135,366
3.75%, 07/01/27 (Call 04/01/27)	40	38,873
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	722	705,343
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	430	423,260
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	325	309,847
3.30%, 02/01/25 (Call 12/01/24)	1,147	1,132,231
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	544	527,133
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	750	734,355
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	320	310,269
5.25%, 01/15/26 (Call 10/15/25)	855	857,741
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	115	108,541
Public Storage
0.88%, 02/15/26 (Call 01/15/26)(a)	960	879,283
1.50%, 11/09/26 (Call 10/09/26)(a)	850	783,020
2.37%, 09/15/22 (Call 08/15/22)(a)	367	366,876
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	385	370,148
3.88%, 04/15/25 (Call 02/15/25)(a)	620	623,423
4.13%, 10/15/26 (Call 07/15/26)	480	484,197
4.63%, 11/01/25 (Call 09/01/25)	997	1,021,852
4.88%, 06/01/26 (Call 03/01/26)	230	237,714
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	775	761,266
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	560	550,397
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	5,015	4,487,258
2.00%, 09/13/24 (Call 06/13/24)	1,082	1,048,025
2.75%, 06/01/23 (Call 03/01/23)(a)	1,143	1,139,032
3.25%, 11/30/26 (Call 08/30/26)	120	116,632
3.30%, 01/15/26 (Call 10/15/25)	625	616,508
3.38%, 10/01/24 (Call 07/01/24)	1,010	1,000,751
3.38%, 06/15/27 (Call 03/15/27)	200	194,871
3.50%, 09/01/25 (Call 06/01/25)	1,492	1,483,106
3.75%, 02/01/24 (Call 11/01/23)	575	576,235
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	1,283	1,260,854
4.13%, 01/15/26 (Call 10/15/25)	678	673,156
VICI Properties LP
4.38%, 05/15/25	220	217,223
4.75%, 02/15/28 (Call 01/15/28)	1,200	1,181,743
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(a)	95	89,864
3.63%, 03/15/24 (Call 02/15/24)	1,658	1,653,895
4.00%, 06/01/25 (Call 03/01/25)	2,106	2,106,081
4.25%, 04/01/26 (Call 01/01/26)	1,080	1,087,591
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	395	398,010
		77,331,634
Retail — 2.2%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)(a)	658	654,315
3.63%, 04/15/25 (Call 03/15/25)	1,440	1,434,380
3.75%, 06/01/27 (Call 03/01/27)	730	727,693
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	675	623,629
2.75%, 05/18/24 (Call 03/18/24)(a)	2,022	2,008,480

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
3.00%, 05/18/27 (Call 02/18/27)	$1,270	$1,264,994
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)(a)	1,428	1,428,968
3.88%, 04/15/27 (Call 01/15/27)(a)	765	771,027
4.15%, 11/01/25 (Call 08/01/25)	929	941,235
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)(a)	1,890	1,901,450
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	810	771,876
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	760	732,091
2.50%, 04/15/27 (Call 02/15/27)	85	82,795
2.70%, 04/01/23 (Call 01/01/23)(a)	915	911,971
2.70%, 04/15/25 (Call 03/15/25)	750	741,433
2.88%, 04/15/27 (Call 03/15/27)	3,430	3,401,134
3.00%, 04/01/26 (Call 01/01/26)	1,787	1,781,435
3.35%, 09/15/25 (Call 06/15/25)(a)	1,168	1,174,971
3.75%, 02/15/24 (Call 11/15/23)	1,571	1,586,831
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	2,151	2,082,636
3.10%, 05/03/27 (Call 02/03/27)(a)	610	598,074
3.35%, 04/01/27 (Call 03/01/27)	670	665,200
3.38%, 09/15/25 (Call 06/15/25)(a)	1,826	1,820,056
3.88%, 09/15/23 (Call 06/15/23)(a)	770	774,013
4.00%, 04/15/25 (Call 03/15/25)	1,784	1,807,975
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,060	1,002,866
3.25%, 06/10/24	621	620,671
3.30%, 07/01/25 (Call 06/01/25)	1,696	1,694,409
3.35%, 04/01/23 (Call 03/01/23)(a)	338	338,262
3.38%, 05/26/25 (Call 02/26/25)	1,765	1,761,163
3.50%, 03/01/27 (Call 12/01/26)	645	647,188
3.50%, 07/01/27 (Call 05/01/27)	1,125	1,126,744
3.70%, 01/30/26 (Call 10/30/25)(a)	1,683	1,709,018
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	1,248	1,241,109
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	837	758,365
4.60%, 04/15/25 (Call 03/15/25)	1,670	1,710,292
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	380	354,503
2.45%, 06/15/26 (Call 03/15/26)	495	479,328
3.10%, 03/01/23 (Call 02/01/23)(a)	954	955,066
3.80%, 08/15/25 (Call 06/15/25)	1,694	1,711,570
3.85%, 10/01/23 (Call 07/01/23)	837	842,220
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	1,305	1,242,202
2.25%, 04/15/25 (Call 03/15/25)	3,062	2,999,230
2.50%, 04/15/26	1,228	1,205,917
3.50%, 07/01/24	2,343	2,361,208
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	855	823,525
2.50%, 05/15/23 (Call 02/15/23)	591	588,058
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 08/29/22)	400	388,157
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)(a)	1,392	1,388,202
2.55%, 04/11/23 (Call 01/11/23)(a)	1,003	1,000,503
2.65%, 12/15/24 (Call 10/15/24)	80	79,553
2.85%, 07/08/24 (Call 06/08/24)	829	827,049
3.05%, 07/08/26 (Call 05/08/26)	910	918,459
3.30%, 04/22/24 (Call 01/22/24)	2,263	2,271,811
3.40%, 06/26/23 (Call 05/26/23)(a)	520	521,392
	Par
Security	(000)	Value

Retail (continued)
3.55%, 06/26/25 (Call 04/26/25)(a)	$730	$744,572
		65,001,274
Semiconductors — 2.0%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)(a)	1,715	1,731,919
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	1,020	1,024,657
3.90%, 10/01/25 (Call 07/01/25)	1,295	1,319,657
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	1,700	1,699,966
3.88%, 01/15/27 (Call 10/15/26)(a)	3,613	3,574,763
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(a)	2,803	2,745,646
3.46%, 09/15/26 (Call 07/15/26)	445	436,248
3.63%, 10/15/24 (Call 09/15/24)(a)	1,239	1,234,131
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	2,945	2,901,185
2.70%, 12/15/22(a)	2,122	2,117,800
2.88%, 05/11/24 (Call 03/11/24)	1,583	1,578,322
3.15%, 05/11/27 (Call 02/11/27)	25	24,937
3.40%, 03/25/25 (Call 02/25/25)(a)	2,575	2,582,733
3.70%, 07/29/25 (Call 04/29/25)	1,284	1,301,057
3.75%, 03/25/27 (Call 01/25/27)	1,230	1,255,627
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	637	652,160
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	1,868	1,899,310
3.80%, 03/15/25 (Call 12/15/24)	978	987,327
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	1,631	1,485,522
Microchip Technology Inc.
0.98%, 09/01/24	235	220,446
2.67%, 09/01/23	192	189,319
4.25%, 09/01/25 (Call 09/01/22)	1,485	1,477,298
4.33%, 06/01/23 (Call 05/01/23)(a)	799	801,945
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	2,465	2,458,730
4.98%, 02/06/26 (Call 12/06/25)	610	626,062
NVIDIA Corp.
0.31%, 06/15/23 (Call 08/29/22)(a)	140	136,446
0.58%, 06/14/24 (Call 06/14/23)	2,815	2,684,163
3.20%, 09/16/26 (Call 06/16/26)(a)	1,045	1,056,490
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	1,800	1,823,799
5.35%, 03/01/26 (Call 01/01/26)	780	803,892
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	837	805,560
3.15%, 05/01/27 (Call 03/01/27)	55	52,320
3.88%, 06/18/26 (Call 04/18/26)	480	473,755
4.40%, 06/01/27 (Call 05/01/27)	635	638,485
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(d)	470	440,704
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	1,580	1,576,106
2.90%, 05/20/24 (Call 03/20/24)(a)	1,767	1,757,805
3.25%, 05/20/27 (Call 02/20/27)	3,285	3,298,666
3.45%, 05/20/25 (Call 02/20/25)	1,392	1,400,336
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 08/15/22)	325	316,407
1.80%, 06/01/26 (Call 05/01/26)	997	903,957
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	835	774,625
1.38%, 03/12/25 (Call 02/12/25)	1,387	1,327,011
2.25%, 05/01/23 (Call 02/01/23)(a)	406	404,767

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	$1,765	$1,758,481
		58,760,542
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	337	333,664

Software — 3.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	1,390	1,395,063
Adobe Inc.
1.70%, 02/01/23	557	553,545
1.90%, 02/01/25 (Call 01/01/25)	1,091	1,060,961
2.15%, 02/01/27 (Call 12/01/26)	1,025	986,834
3.25%, 02/01/25 (Call 11/01/24)	1,329	1,335,261
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)(a)	200	197,329
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	1,105	1,090,933
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	1,367	1,330,478
Fidelity National Information Services Inc.
0.38%, 03/01/23	650	637,978
0.60%, 03/01/24	1,550	1,475,255
1.15%, 03/01/26 (Call 02/01/26)	2,417	2,194,720
4.50%, 07/15/25	340	345,124
4.70%, 07/15/27 (Call 06/15/27)	830	853,634
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	375	343,572
2.75%, 07/01/24 (Call 06/01/24)	2,530	2,492,570
3.20%, 07/01/26 (Call 05/01/26)	2,990	2,911,054
3.80%, 10/01/23 (Call 09/01/23)	1,625	1,629,644
3.85%, 06/01/25 (Call 03/01/25)(a)	1,480	1,479,194
Intuit Inc.
0.65%, 07/15/23	1,212	1,181,174
0.95%, 07/15/25 (Call 06/15/25)(a)	1,476	1,379,598
1.35%, 07/15/27 (Call 05/15/27)	805	729,230
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,899	1,885,771
2.13%, 11/15/22(a)	407	406,416
2.38%, 05/01/23 (Call 02/01/23)	1,564	1,557,173
2.40%, 08/08/26 (Call 05/08/26)	4,887	4,791,831
2.65%, 11/03/22 (Call 09/03/22)(a)	1,589	1,588,572
2.70%, 02/12/25 (Call 11/12/24)	2,665	2,656,054
2.88%, 02/06/24 (Call 12/06/23)	3,258	3,258,961
3.13%, 11/03/25 (Call 08/03/25)	1,450	1,459,054
3.30%, 02/06/27 (Call 11/06/26)	4,085	4,144,068
3.63%, 12/15/23 (Call 09/15/23)	1,926	1,948,219
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,472	3,192,428
2.40%, 09/15/23 (Call 07/15/23)	3,180	3,144,623
2.50%, 10/15/22(a)	2,614	2,609,151
2.50%, 04/01/25 (Call 03/01/25)(a)	4,525	4,365,922
2.63%, 02/15/23 (Call 01/15/23)	1,783	1,777,376
2.65%, 07/15/26 (Call 04/15/26)	5,662	5,352,057
2.80%, 04/01/27 (Call 02/01/27)	1,535	1,445,039
2.95%, 11/15/24 (Call 09/15/24)(a)	2,937	2,882,772
2.95%, 05/15/25 (Call 02/15/25)	517	504,431
3.40%, 07/08/24 (Call 04/08/24)(a)	3,272	3,256,994
3.63%, 07/15/23(a)	1,401	1,399,968
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,678	1,537,723
2.35%, 09/15/24 (Call 08/15/24)	792	768,681
3.13%, 11/15/22 (Call 08/15/22)	622	621,005
3.65%, 09/15/23 (Call 08/15/23)	1,014	1,016,501
	Par
Security	(000)	Value

Software (continued)
3.80%, 12/15/26 (Call 09/15/26)	$933	$932,317
salesforce.com Inc.
0.63%, 07/15/24 (Call 08/29/22)	2,660	2,533,049
3.25%, 04/11/23 (Call 03/11/23)(a)	648	648,540
Take-Two Interactive Software Inc.
3.30%, 03/28/24(a)	305	303,583
3.55%, 04/14/25	845	839,056
3.70%, 04/14/27 (Call 03/14/27)	2,435	2,414,748
VMware Inc.
0.60%, 08/15/23	596	576,671
1.00%, 08/15/24 (Call 08/29/22)	580	546,127
1.40%, 08/15/26 (Call 07/15/26)	2,890	2,605,393
4.50%, 05/15/25 (Call 04/15/25)	1,517	1,532,967
4.65%, 05/15/27 (Call 03/15/27)	315	319,509
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	1,010	991,242
		97,417,143
Telecommunications — 2.3%
AT&T Inc.
0.90%, 03/25/24 (Call 08/09/22)	2,492	2,391,493
1.70%, 03/25/26 (Call 03/25/23)	4,320	4,027,561
2.30%, 06/01/27 (Call 04/01/27)	3,712	3,470,027
3.80%, 02/15/27 (Call 11/15/26)	1,480	1,478,991
4.25%, 03/01/27 (Call 12/01/26)	1,275	1,299,620
Bell Telephone Co. of Canada or Bell Canada (The),
Series US-3, 0.75%, 03/17/24	1,300	1,242,753
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	1,013	1,019,656
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	887	880,070
2.50%, 09/20/26 (Call 06/20/26)	1,193	1,174,725
2.60%, 02/28/23(a)	325	323,677
2.95%, 02/28/26	1,390	1,387,671
3.50%, 06/15/25	965	981,198
3.63%, 03/04/24	1,572	1,584,059
Motorola Solutions Inc., 4.00%, 09/01/24.	0	—
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	270	258,783
2.95%, 03/15/25 (Call 03/15/23)(d)	1,330	1,308,147
3.00%, 03/15/23 (Call 12/15/22)	592	589,968
3.20%, 03/15/27 (Call 02/15/27)(d)	2,130	2,084,141
3.63%, 12/15/25 (Call 09/15/25)	1,574	1,555,763
4.10%, 10/01/23 (Call 07/01/23)	1,328	1,334,403
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	3,240	3,225,096
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	855	825,672
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	975	899,252
2.25%, 02/15/26 (Call 02/15/23)	2,530	2,362,387
2.63%, 04/15/26 (Call 04/15/23)	2,300	2,167,750
3.50%, 04/15/25 (Call 03/15/25)	3,632	3,579,437
3.75%, 04/15/27 (Call 02/15/27)	5,710	5,617,263
5.38%, 04/15/27 (Call 08/09/22)(a)	800	810,800
Verizon Communications Inc.
0.75%, 03/22/24(a)	630	605,743
0.85%, 11/20/25 (Call 10/20/25)	471	434,143
1.45%, 03/20/26 (Call 02/20/26)(a)	3,023	2,829,906
2.63%, 08/15/26	3,060	2,965,537
3.00%, 03/22/27 (Call 01/22/27)	4,950	4,829,405
3.38%, 02/15/25	2,519	2,526,710
3.50%, 11/01/24 (Call 08/01/24)(a)	2,565	2,575,062
4.13%, 03/16/27	245	250,958

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Vodafone Group PLC
2.95%, 02/19/23(a)	$305	$304,874
3.75%, 01/16/24	552	554,963
4.13%, 05/30/25	2,054	2,078,454
		67,836,118
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	864	845,822
3.55%, 11/19/26 (Call 09/19/26)(a)	1,410	1,371,705
		2,217,527
Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)(a)	412	411,791
3.00%, 04/01/25 (Call 01/01/25)(a)	1,219	1,217,736
3.25%, 06/15/27 (Call 03/15/27)	375	376,313
3.40%, 09/01/24 (Call 06/01/24)(a)	1,103	1,109,146
3.75%, 04/01/24 (Call 01/01/24)	700	705,805
3.85%, 09/01/23 (Call 06/01/23)	1,359	1,366,421
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)	1,117	1,090,266
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	880	835,087
1.75%, 12/02/26 (Call 11/02/26)	1,615	1,503,133
2.90%, 02/01/25 (Call 11/01/24)	1,034	1,013,871
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	90	86,987
3.25%, 06/01/27 (Call 03/01/27)	925	914,210
3.35%, 11/01/25 (Call 08/01/25)	755	753,504
3.40%, 08/01/24 (Call 05/01/24)	1,398	1,399,345
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	1,312	1,306,908
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	1,362	1,362,797
2.90%, 06/15/26 (Call 03/15/26)	175	171,146
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	1,010	979,162
3.65%, 03/18/24 (Call 02/18/24)	928	925,666
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	755	716,120
2.75%, 03/01/26 (Call 12/01/25)	1,210	1,186,609
3.00%, 04/15/27 (Call 01/15/27)(a)	90	88,804
3.15%, 03/01/24 (Call 02/01/24)	942	940,027
3.25%, 08/15/25 (Call 05/15/25)	750	747,420
3.50%, 06/08/23 (Call 05/08/23)(a)	916	919,133
	Par/
	Shares
Security	(000)	Value

Transportation (continued)
3.75%, 07/15/25 (Call 05/15/25)(a)	$886	$896,851
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	1,384	1,348,287
2.45%, 10/01/22(a)	1,260	1,259,380
2.50%, 04/01/23 (Call 03/01/23)	245	244,108
2.80%, 11/15/24 (Call 09/15/24)	676	672,489
3.90%, 04/01/25 (Call 03/01/25)	1,626	1,657,006
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	1,645	1,536,330
		29,741,858
Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25
(Call 12/01/24)	940	938,748

Total Long-Term Investments — 98.5%
(Cost: $3,047,918,906)		2,953,427,921

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	190,747	190,727,773
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	31,978	31,978,000

Total Short-Term Securities — 7.4%
(Cost: $222,683,711)		222,705,773

Total Investments in Securities — 105.9%
(Cost: $3,270,602,617)		3,176,133,694

Liabilities in Excess of Other Assets — (5.9)%		(177,825,995)

Net Assets — 100.0%		$2,998,307,699

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$124,111,752	$66,685,358	(a)	$—	$(52,187)	$(17,150)	$190,727,773	190,747	$208,028	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,718,000	30,260,000	(a)	—	—	—	31,978,000	31,978	112,365		—
					$(52,187)	$(17,150)	$222,705,773		$320,393		$—

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2022

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,953,427,921	$—	$2,953,427,921
Money Market Funds	222,705,773	—	—	222,705,773
	$222,705,773	$2,953,427,921	$—	$3,176,133,694

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate